UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard Star Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (49.9%)
Vanguard Windsor II Fund Investor Shares	90,859,833	2,082,507
Vanguard Windsor Fund Investor Shares	97,350,143	1,139,970
Vanguard PRIMECAP Fund Investor Shares	15,563,460	891,631
Vanguard U.S. Growth Fund Investor Shares	56,994,591	889,685
Vanguard Morgan Growth Fund Investor Shares	58,397,802	887,063
Vanguard Explorer Fund Investor Shares	9,198,330	550,244
		6,441,100
International Stock Funds (12.6%)
Vanguard International Value Fund	28,045,300	814,716
Vanguard International Growth Fund Investor Shares	48,151,396	809,906
		1,624,622
Bond Funds (25.0%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	169,983,146	1,625,039
Vanguard GNMA Fund Investor Shares	144,702,141	1,603,300
		3,228,339
Short-Term Bond Fund (12.5%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	148,444,523	1,604,685

Total Investment Companies (Cost $11,110,373)		12,898,746
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.297% (Cost $2,065)	2,064,699	2,065

Total Investments (100.0%) (Cost $11,112,438)		12,900,811
Other Assets and Liabilities-Net (0.0%)		(2,179)
Net Assets (100%)		12,898,632

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

STAR Fund

C. At July 31, 2010, the cost of investment securities for tax purposes was $11,112,438,000. Net unrealized appreciation of investment securities for tax purposes was $1,788,373,000, consisting of unrealized gains of $1,941,664,000 on securities that had risen in value since their purchase and $153,291,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Argentina (0.0%)
Siderar SAIC Class A	30	—

Australia (6.2%)
BHP Billiton Ltd.	6,762,295	245,473
Commonwealth Bank of Australia	3,091,491	147,489
Westpac Banking Corp.	5,997,309	130,417
Australia & New Zealand Banking Group Ltd.	5,103,966	106,794
National Australia Bank Ltd.	4,270,676	97,417
Woolworths Ltd.	2,498,523	58,311
Wesfarmers Ltd.	2,025,320	57,056
Rio Tinto Ltd.	878,028	56,355
Westfield Group	4,417,520	48,864
Woodside Petroleum Ltd.	1,096,163	41,383
CSL Ltd.	1,120,578	33,596
QBE Insurance Group Ltd.	2,063,536	31,189
Newcrest Mining Ltd.	972,459	28,902
Telstra Corp. Ltd.	8,808,177	25,671
Origin Energy Ltd.	1,776,549	24,837
Macquarie Group Ltd.	677,236	22,863
Foster's Group Ltd.	3,900,699	20,367
Santos Ltd.	1,683,185	20,298
AMP Ltd.	4,143,403	19,907
Suncorp-Metway Ltd.	2,570,201	19,492
Stockland	4,819,712	16,558
Orica Ltd.	725,987	16,550
Amcor Ltd.	2,467,838	14,675
Brambles Ltd.	2,856,735	13,977
Insurance Australia Group Ltd.	4,204,783	13,014
AGL Energy Ltd.	903,629	12,093
Coca-Cola Amatil Ltd.	1,126,972	11,698
Transurban Group	2,578,505	10,433
AXA Asia Pacific Holdings Ltd.	2,099,449	10,318
* Fortescue Metals Group Ltd.	2,515,863	9,799
Incitec Pivot Ltd.	3,295,464	9,719
GPT Group	3,565,159	9,241
ASX Ltd.	350,341	9,175
Wesfarmers Ltd. Price Protected Shares	307,640	8,687
* Asciano Group	5,646,812	8,665
Computershare Ltd.	897,474	8,224
WorleyParsons Ltd.	386,933	8,108
BlueScope Steel Ltd.	3,653,272	7,861
TABCORP Holdings Ltd.	1,220,863	7,571
OneSteel Ltd.	2,697,247	7,314
Leighton Holdings Ltd.	272,174	7,274
Mirvac Group	6,041,877	7,263
Cochlear Ltd.	113,287	7,243
Toll Holdings Ltd.	1,330,161	7,164
Lend Lease Group	1,076,156	7,101
Dexus Property Group	9,575,396	7,073

* OZ Minerals Ltd.	6,269,697	7,010
Goodman Group	12,507,394	6,966
Sonic Healthcare Ltd.	741,584	6,923
Alumina Ltd.	4,890,203	6,889
Crown Ltd.	914,445	6,600
Metcash Ltd.	1,569,616	6,320
Intoll Group	4,639,643	6,162
CFS Retail Property Trust	3,581,411	6,095
^ Fairfax Media Ltd.	4,352,007	5,810
Boral Ltd.	1,438,432	5,525
Tatts Group Ltd.	2,451,461	5,435
Bendigo and Adelaide Bank Ltd.	711,897	5,284
Sims Metal Management Ltd.	325,306	5,238
* James Hardie Industries SE	882,507	5,215
* Arrow Energy Ltd.	1,177,725	4,986
* Qantas Airways Ltd.	2,218,935	4,973
* Paladin Energy Ltd.	1,312,664	4,585
CSR Ltd.	2,896,819	4,518
MAp Group	1,499,089	4,023
Harvey Norman Holdings Ltd.	1,070,970	3,391
Billabong International Ltd.	411,042	3,391
Goodman Fielder Ltd.	2,712,237	3,275
MacArthur Coal Ltd.	257,219	2,923
^ Aristocrat Leisure Ltd.	825,550	2,536
Caltex Australia Ltd.	270,659	2,515
SP AusNet	2,628,780	1,898
Energy Resources of Australia Ltd.	131,905	1,648
		1,623,613
Austria (0.2%)
Erste Group Bank AG	387,325	15,501
OMV AG	307,599	10,285
Telekom Austria AG	631,515	8,123
Voestalpine AG	238,516	7,625
* IMMOFINANZ AG	2,033,687	6,686
Verbund AG	154,058	5,466
Raiffeisen International Bank Holding AG	109,143	4,951
Vienna Insurance Group	77,411	3,671
		62,308
Belgium (0.7%)
Anheuser-Busch InBev NV	1,474,112	78,089
Delhaize Group SA	205,422	15,166
* KBC Groep NV	330,252	14,536
Groupe Bruxelles Lambert SA	165,387	12,839
Ageas	4,537,480	12,432
Solvay SA Class A	121,477	11,887
Belgacom SA	308,975	11,087
Umicore	231,308	7,801
Colruyt SA	30,595	7,537
UCB SA	206,846	6,670
* Dexia SA	1,134,779	5,550
Mobistar SA	61,753	3,561
Cie Nationale a Portefeuille	65,840	3,152
		190,307
Brazil (4.0%)
Petroleo Brasileiro SA Prior Pfd.	4,981,200	78,961
Vale SA Prior Pfd.	3,081,800	74,802
Petroleo Brasileiro SA	3,817,100	69,297

Itau Unibanco Holding SA Prior Pfd.	2,921,181	65,389
Vale SA	2,081,500	57,493
Banco Bradesco SA	3,097,358	56,794
Investimentos Itau SA Prior Pfd.	4,629,181	34,242
BM&FBovespa SA	3,927,678	29,031
* OGX Petroleo e Gas Participacoes SA	2,613,100	27,516
Itau Unibanco Holding SA ADR	1,213,884	27,179
Cia de Bebidas das Americas Prior Pfd.	248,943	26,848
Vale SA Class B Pfd. ADR	951,907	23,065
Petroleo Brasileiro SA ADR Type A	676,532	21,548
Banco do Brasil SA	1,170,521	20,232
Cia Siderurgica Nacional SA	1,129,800	18,732
BRF - Brasil Foods SA	1,255,400	17,573
Vale SA Class B ADR	541,718	15,060
Petroleo Brasileiro SA ADR	390,081	14,199
Gerdau SA Prior Pfd.	978,900	14,181
Banco Santander Brasil SA ADR	1,015,896	13,532
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	461,300	12,970
Banco Bradesco SA ADR	687,842	12,815
Cielo SA	1,236,758	11,202
PDG Realty SA Empreendimentos e Participacoes	1,053,386	11,146
Redecard SA	690,010	10,573
Metalurgica Gerdau SA Class A	559,700	9,897
Bradespar SA Prior Pfd.	463,000	9,732
Cia Energetica de Minas Gerais Prior Pfd.	626,037	9,336
Natura Cosmeticos SA	348,500	9,115
Cyrela Brazil Realty SA Empreendimentos e Participacoes	605,335	8,477
Lojas Renner SA	246,898	8,285
Vivo Participacoes SA Prior Pfd.	301,525	8,083
All America Latina Logistica SA	819,600	7,717
Ultrapar Participacoes SA Prior Pfd.	149,469	7,665
Souza Cruz SA	157,300	7,209
Cia de Concessoes Rodoviarias	312,453	7,166
* Hypermarcas SA	542,880	7,075
Cia Siderurgica Nacional SA ADR	396,692	6,660
Tele Norte Leste Participacoes SA Prior Pfd.	418,900	6,152
Centrais Eletricas Brasileiras SA Prior Pfd.	390,400	6,015
Cia de Bebidas das Americas ADR	51,765	5,654
Centrais Eletricas Brasileiras SA	436,200	5,637
Gafisa SA	750,310	5,601
Lojas Americanas SA Prior Pfd.	621,200	5,227
Usinas Siderurgicas de Minas Gerais SA	178,800	5,196
JBS SA	1,058,322	5,175
Gerdau SA ADR	338,878	4,961
Cia Energetica de Sao Paulo Prior Pfd.	318,725	4,860
MRV Engenharia e Participacoes SA	533,084	4,804
CPFL Energia SA	195,300	4,506
Duratex SA	425,201	4,472
Empresa Brasileira de Aeronautica SA	643,100	4,179
* Fibria Celulose SA	255,675	4,024
BR Malls Participacoes SA	266,148	4,001
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	61,206	3,982
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	187,800	3,952
* NET Servicos de Comunicacao SA Prior Pfd.	344,600	3,691
Tractebel Energia SA	267,700	3,493
* Cosan SA Industria e Comercio	238,600	3,431
Suzano Papel e Celulose SA Prior Pfd.	359,450	3,417
Cia de Saneamento Basico do Estado de Sao Paulo	171,000	3,395

Rossi Residencial SA	359,676	3,284
Banco do Estado do Rio Grande do Sul Prior Pfd.	371,089	3,205
Localiza Rent a Car SA	223,502	3,082
* Brasil Telecom SA Prior Pfd.	452,020	2,961
* LLX Logistica SA	560,633	2,827
Marfrig Alimentos SA	273,352	2,735
Tim Participacoes SA Prior Pfd.	952,400	2,718
Empresa Brasileira de Aeronautica SA ADR	102,873	2,713
Cia Paranaense de Energia Prior Pfd.	124,100	2,683
AES Tiete SA Prior Pfd.	209,700	2,623
Gol Linhas Aereas Inteligentes SA Prior Pfd.	188,100	2,615
TAM SA Prior Pfd.	152,383	2,562
Braskem SA	337,000	2,545
Multiplan Empreendimentos Imobiliarios SA	132,828	2,515
Klabin SA Prior Pfd.	858,300	2,474
* MMX Mineracao e Metalicos SA	334,800	2,260
EDP - Energias do Brasil SA	112,000	2,259
Porto Seguro SA	195,200	2,252
Brookfield Incorporacoes SA	431,900	2,247
Cia Energetica de Minas Gerais ADR	147,558	2,243
Tele Norte Leste Participacoes SA	105,700	1,977
Sul America SA	225,000	1,975
B2W Cia Global Do Varejo	102,818	1,944
Cia Paranaense de Energia ADR	85,756	1,880
* Fertilizantes Fosfatados SA Prior Pfd.	199,849	1,743
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	52,991	1,732
Banco Santander Brasil SA	127,500	1,682
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	61,000	1,671
Brasil Telecom SA ADR	79,490	1,555
Telemar Norte Leste SA Prior Pfd.	53,000	1,383
Tele Norte Leste Participacoes SA ADR	88,949	1,301
* Fibria Celulose SA ADR	76,662	1,204
Cia de Saneamento Basico do Estado de Sao Paulo ADR	29,165	1,161
BRF - Brasil Foods SA ADR	74,500	1,052
Tim Participacoes SA ADR	19,821	566
Vivo Participacoes SA ADR	19,341	517
Centrais Eletricas Brasileiras SA ADR	22,600	296
* NET Servicos de Comunicacao SA ADR	23,000	249
		1,053,313
Chile (0.4%)
Empresas COPEC SA	933,162	15,280
Empresas CMPC SA	224,708	10,174
Centros Comerciales Sudamericanos SA	1,801,270	9,175
Enersis SA	19,570,524	8,129
Empresa Nacional de Electricidad SA	4,900,058	8,066
Lan Airlines SA	275,276	6,574
CAP SA	150,952	5,546
Sociedad Quimica y Minera de Chile SA Class B	130,816	4,968
SACI Falabella	571,648	4,474
Banco Santander Chile ADR	52,540	4,361
Colbun SA	14,220,434	3,874
Banco Santander Chile	41,890,305	3,335
Banco de Credito e Inversiones	63,609	3,323
ENTEL Chile SA	217,063	3,102
Empresa Nacional de Electricidad SA ADR	59,905	2,968
Enersis SA ADR	143,095	2,968
Cia Cervecerias Unidas SA	263,378	2,776

	AES Gener SA	4,979,694	2,599
	Vina Concha y Toro SA	966,492	2,323
	Sociedad Quimica y Minera de Chile SA ADR	53,346	2,027
			106,042
China (4.6%)
	China Mobile Ltd.	12,127,000	123,235
	Industrial & Commercial Bank of China	109,199,000	83,624
	China Construction Bank Corp.	90,548,000	76,957
	China Life Insurance Co. Ltd.	14,994,000	67,018
	Bank of China Ltd.	114,883,188	60,820
	CNOOC Ltd.	36,003,000	60,679
	PetroChina Co. Ltd.	42,514,000	48,631
	Tencent Holdings Ltd.	2,027,649	39,152
	Ping An Insurance Group Co. of China Ltd.	3,466,200	28,716
	China Shenhua Energy Co. Ltd.	6,874,500	26,557
	China Petroleum & Chemical Corp.	32,124,000	25,924
	China Merchants Bank Co. Ltd.	8,003,551	21,442
	China Overseas Land & Investment Ltd.	8,337,680	17,914
	China Unicom Hong Kong Ltd.	11,975,694	16,349
^	Bank of Communications Co. Ltd.	13,535,500	15,045
	China Telecom Corp. Ltd.	28,446,000	14,268
*	Agricultural Bank of China	26,830,000	12,089
	Belle International Holdings Ltd.	7,740,000	11,953
	Hengan International Group Co. Ltd.	1,361,500	11,753
	China Coal Energy Co.	7,117,000	9,961
	Want Want China Holdings Ltd.	12,022,500	9,435
	China Resources Enterprise Ltd.	2,446,000	9,305
	China Yurun Food Group Ltd.	2,711,413	8,920
	Tingyi Cayman Islands Holding Corp.	3,454,000	8,791
	China Resources Land Ltd.	4,100,000	8,725
	Yanzhou Coal Mining Co. Ltd.	4,014,000	8,659
	China Merchants Holdings International Co. Ltd.	2,248,000	8,538
	China Citic Bank Corp. Ltd.	12,542,539	8,495
	China Communications Construction Co. Ltd.	8,570,000	8,105
	Dongfeng Motor Group Co. Ltd.	5,518,000	7,726
*	GOME Electrical Appliances Holdings Ltd.	21,316,980	7,401
	China Resources Power Holdings Co. Ltd.	3,361,600	7,335
^	Byd Co. Ltd.	1,056,500	7,294
*,^ Aluminum Corp. of China Ltd.		8,126,000	7,196
	China Minsheng Banking Corp. Ltd.	7,630,800	7,128
	China Mengniu Dairy Co. Ltd.	2,284,000	7,116
	Beijing Enterprises Holdings Ltd.	1,051,000	6,958
	China Pacific Insurance Group Co. Ltd.	1,642,738	6,567
	Kunlun Energy Co. Ltd.	4,998,000	6,529
	Inner Mongolia Yitai Coal Co. Class B	1,204,200	6,496
^	Jiangxi Copper Co. Ltd.	2,870,000	6,395
	Shimao Property Holdings Ltd.	3,299,500	6,349
	Lenovo Group Ltd.	9,628,000	6,202
^	Anhui Conch Cement Co. Ltd.	1,704,000	5,964
	China Railway Group Ltd.	7,777,000	5,817
	Kingboard Chemical Holdings Ltd.	1,203,500	5,586
*,^ China COSCO Holdings Co. Ltd.		4,960,500	5,572
	Chaoda Modern Agriculture Holdings Ltd.	5,005,825	5,384
*	Air China Ltd.	4,644,000	5,348
	China Railway Construction Corp. Ltd.	3,833,800	5,342
*	China Taiping Insurance Holdings Co. Ltd.	1,568,600	5,301
^	Alibaba.com Ltd.	2,556,500	5,296

	Zijin Mining Group Co. Ltd.	8,128,000	5,262
	Denway Motors Ltd.	9,822,000	5,019
*,^ PICC Property & Casualty Co. Ltd.		4,904,000	4,972
	Shanghai Industrial Holdings Ltd.	1,087,000	4,964
^	Sino-Ocean Land Holdings Ltd.	6,427,000	4,920
	Nine Dragons Paper Holdings Ltd.	3,312,669	4,830
	Citic Pacific Ltd.	2,274,000	4,693
	China National Building Material Co. Ltd.	2,404,000	4,550
	Li Ning Co. Ltd.	1,372,500	4,537
	COSCO Pacific Ltd.	3,240,000	4,431
	Parkson Retail Group Ltd.	2,545,000	4,375
	Sinopharm Group Co.	1,120,800	4,204
	China Oilfield Services Ltd.	3,164,000	4,169
	China High Speed Transmission Equipment Group Co. Ltd.	1,769,000	4,050
	China Shipping Development Co. Ltd.	2,622,000	3,864
	China Everbright Ltd.	1,464,000	3,825
^	Agile Property Holdings Ltd.	2,892,000	3,776
	Yantai Changyu Pioneer Wine Co. Class B	356,450	3,754
^	Poly Hong Kong Investments Ltd.	3,010,000	3,638
	Huaneng Power International Inc.	6,168,000	3,603
^	China Agri-Industries Holdings Ltd.	3,156,000	3,567
	Xinao Gas Holdings Ltd.	1,480,000	3,509
^	Angang Steel Co. Ltd.	2,268,000	3,439
	Shandong Weigao Group Medical Polymer Co. Ltd.	756,000	3,422
	Weichai Power Co. Ltd.	413,400	3,421
	Renhe Commercial Holdings Co. Ltd.	15,799,635	3,400
	Huabao International Holdings Ltd.	2,581,000	3,337
	China South Locomotive and Rolling Stock Corp.	4,002,000	3,307
^	Golden Eagle Retail Group Ltd.	1,371,000	3,264
^	ZTE Corp.	1,012,918	3,250
*,^ China Longyuan Power Group Corp.		3,083,000	3,243
	Fushan International Energy Group Ltd.	5,536,000	3,200
	China Vanke Co. Ltd. Class B	2,429,500	3,174
^	Guangzhou R&F Properties Co. Ltd.	2,004,400	3,148
	Tsingtao Brewery Co. Ltd.	622,000	2,948
	Shanghai Electric Group Co. Ltd.	5,938,000	2,799
^	Geely Automobile Holdings Ltd.	7,335,000	2,747
	Zhejiang Expressway Co. Ltd.	2,862,000	2,705
	Anta Sports Products Ltd.	1,526,000	2,701
^	Datang International Power Generation Co. Ltd.	6,244,000	2,683
^	Country Garden Holdings Co.	8,447,000	2,682
	China Dongxiang Group Co.	4,680,000	2,648
^	Shui On Land Ltd.	5,786,199	2,643
	Guangdong Investment Ltd.	5,200,000	2,603
^	Soho China Ltd.	4,173,000	2,578
	Fosun International	3,359,500	2,576
*,^ China Shipping Container Lines Co. Ltd.		6,800,000	2,522
	Lee & Man Paper Manufacturing Ltd.	3,222,000	2,377
*	Semiconductor Manufacturing International Corp.	34,285,000	2,375
	Wumart Stores Inc.	1,071,000	2,347
^	Dongfang Electric Corp. Ltd.	671,600	2,316
*,^ Metallurgical Corp. of China Ltd.		4,944,000	2,307
^	Longfor Properties Co. Ltd.	2,083,000	2,288
	Jiangsu Expressway Co. Ltd.	2,316,000	2,253
^	Skyworth Digital Holdings Ltd.	3,115,000	2,253
	BBMG Corp.	1,830,000	2,163
	China BlueChemical Ltd.	3,354,000	2,156
	China International Marine Containers Co. Ltd. Class B	1,451,553	2,115

^	China Zhongwang Holdings Ltd.	3,342,400	2,106
^	Maanshan Iron & Steel	3,654,000	2,042
	China Shineway Pharmaceutical Group Ltd.	752,000	2,003
^	Hopson Development Holdings Ltd.	1,468,000	2,000
	Beijing Capital International Airport Co. Ltd.	3,702,000	1,958
	Sinopec Shanghai Petrochemical Co. Ltd.	4,898,000	1,915
	Hidili Industry International Development Ltd.	2,098,000	1,899
	Franshion Properties China Ltd.	6,338,000	1,838
*	Sinofert Holdings Ltd.	4,150,000	1,834
	China Communications Services Corp. Ltd.	3,550,000	1,804
	Sinotruk Hong Kong Ltd.	1,519,500	1,398
*	China Travel International Inv HK	5,610,000	1,389
	Greentown China Holdings Ltd.	1,106,000	1,378
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	893,200	1,367
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	117,650	47
			1,216,242
Colombia (0.1%)
	BanColombia SA ADR	199,034	11,669
	Ecopetrol SA	608,600	1,024
	Cementos Argos SA	52,100	323
	Grupo de Inversiones Suramericana SA	13,700	243
	Inversiones Argos SA	14,000	154
	Almacenes Exito SA	14,000	152
	Interconexion Electrica SA	19,700	140
			13,705
Czech Republic (0.1%)
	CEZ AS	331,595	15,184
	Komercni Banka AS	31,047	6,035
	Telefonica O2 Czech Republic AS	231,172	5,287
*,^ Central European Media Enterprises Ltd.		62,000	1,330
			27,836
Denmark (0.8%)
	Novo Nordisk A/S Class B	890,046	76,155
	AP Moller - Maersk A/S Class B	2,685	22,624
*	Danske Bank A/S	925,970	21,746
*	Vestas Wind Systems A/S	417,470	20,260
	Carlsberg A/S Class B	218,346	19,329
	Novozymes A/S	94,851	12,106
	AP Moller - Maersk A/S	1,133	9,309
	DSV A/S	423,841	7,557
	Coloplast A/S Class B	46,560	4,833
*,^ William Demant Holding AS		48,401	3,544
	Tryg AS	52,333	3,178
			200,641
Egypt (0.1%)
	Orascom Construction Industries GDR	178,475	7,609
	Orascom Telecom Holding SAE GDR	1,093,763	5,126
	Egyptian Financial Group-Hermes Holding	197,600	973
	Commercial International Bank Egypt SAE	119,200	824
*	Talaat Moustafa Group	558,257	717
	Telecom Egypt	194,865	587
*	Ezz Steel	146,400	464
*	ElSwedy Cables Holding Co.	18,400	219
	Egyptian Kuwaiti Holding Co.	138,692	201
	Egyptian Co. for Mobile Services	4,900	138
			16,858

Finland (0.8%)
Nokia Oyj	7,651,309	72,051
Fortum Oyj	905,726	21,044
Sampo Oyj	855,696	20,902
UPM-Kymmene Oyj	1,068,851	15,511
Kone Oyj Class B	313,031	14,286
Metso Oyj	263,308	10,381
Stora Enso Oyj	1,195,798	9,678
Wartsila Oyj	170,888	8,999
Nokian Renkaat Oyj	215,168	6,036
Elisa Oyj	274,998	5,453
Kesko Oyj Class B	134,169	5,203
Outokumpu Oyj	240,018	3,981
Neste Oil Oyj	258,898	3,819
Pohjola Bank PLC	283,570	3,519
Orion Oyj Class B	180,779	3,490
Sanoma Oyj	166,864	3,318
Rautaruukki Oyj	168,306	3,247
		210,918
France (7.5%)
Total SA	4,245,834	214,336
BNP Paribas	1,904,829	130,210
Sanofi-Aventis SA	2,118,886	123,176
GDF Suez	2,498,061	82,807
France Telecom SA	3,724,408	77,898
Societe Generale	1,263,227	72,549
Danone	1,169,729	65,569
Air Liquide SA	566,296	63,621
AXA SA	3,450,122	63,344
LVMH Moet Hennessy Louis Vuitton SA	492,574	60,025
Vivendi SA	2,468,577	59,209
Carrefour SA	1,203,630	55,337
Schneider Electric SA	475,045	54,677
ArcelorMittal	1,724,592	52,798
L'Oreal SA	481,296	50,446
Vinci SA	877,167	42,461
Unibail-Rodamco SE	183,894	36,255
Cie de St-Gobain	772,797	32,891
Pernod-Ricard SA	397,573	31,080
Cie Generale d'Optique Essilor International SA	409,950	25,641
Credit Agricole SA	1,869,525	25,517
Cie Generale des Etablissements Michelin Class B	297,077	22,608
EDF SA	519,971	22,094
Lafarge SA	404,032	21,999
Alstom SA	413,271	21,619
Vallourec SA	218,630	21,263
PPR	153,031	20,486
* European Aeronautic Defence and Space Co. NV	822,202	19,482
Bouygues SA	459,310	19,385
Veolia Environnement	698,881	18,552
Hermes International	106,360	18,230
* Renault SA	378,960	16,945
SES SA	578,316	14,281
Cap Gemini SA	294,708	14,010
* Alcatel-Lucent	4,656,563	13,908
Christian Dior SA	127,773	13,831
Technip SA	198,988	13,246

Sodexo	189,969	11,961
Publicis Groupe SA	242,160	10,920
STMicroelectronics NV	1,288,791	10,583
Suez Environnement Co.	542,694	10,097
Casino Guichard Perrachon SA	110,850	9,659
Accor SA	294,392	9,525
* Natixis	1,767,614	9,416
* Peugeot SA	309,304	9,172
Safran SA	337,410	9,104
Lagardere SCA	236,984	8,725
Legrand SA	266,082	8,661
Dassault Systemes SA	119,195	7,746
SCOR SE	339,066	7,436
Eutelsat Communications	198,980	7,354
Groupe Eurotunnel SA	968,518	7,119
CNP Assurances	302,252	6,241
Thales SA	181,511	6,129
Bureau Veritas SA	99,683	6,021
Klepierre	186,493	5,951
* Cie Generale de Geophysique-Veritas	290,614	5,610
* Edenred	300,107	5,280
Neopost SA	63,279	4,893
ICADE	47,196	4,486
Aeroports de Paris	59,531	4,384
Fonciere Des Regions	47,697	4,354
Eiffage SA	82,196	4,144
Societe BIC SA	55,038	4,096
* Air France-KLM	273,737	4,083
Imerys SA	68,557	3,980
* Atos Origin SA	91,270	3,918
Gecina SA	37,807	3,867
Societe Television Francaise 1	240,209	3,820
Eurazeo	58,875	3,747
* JC Decaux SA	135,499	3,475
Eramet	10,659	2,947
Metropole Television SA	131,291	2,910
^ Iliad SA	32,961	2,903
PagesJaunes Groupe	260,355	2,884
BioMerieux	23,941	2,432
Ipsen SA	51,347	1,705
		1,953,524
Germany (5.9%)
Siemens AG	1,657,858	162,173
E.ON AG	3,628,702	108,535
BASF SE	1,850,679	108,218
Allianz SE	914,582	106,210
* Daimler AG	1,812,061	97,891
Bayer AG	1,666,250	95,914
Deutsche Bank AG	1,250,994	87,352
SAP AG	1,729,277	79,002
Deutsche Telekom AG	5,712,062	76,788
RWE AG	843,705	59,590
Muenchener Rueckversicherungs AG	397,754	55,194
Linde AG	339,888	39,961
Volkswagen AG Prior Pfd.	342,447	36,282
Bayerische Motoren Werke AG	666,664	35,884
Deutsche Post AG	1,702,377	29,662

Deutsche Boerse AG	394,391	27,635
Adidas AG	423,143	22,953
Fresenius Medical Care AG & Co. KGaA	393,592	21,589
ThyssenKrupp AG	676,365	20,147
MAN SE	213,043	19,838
Henkel AG & Co. KGaA Prior Pfd.	360,338	17,896
K&S AG	290,359	15,459
* Infineon Technologies AG	2,197,946	14,874
Metro AG	262,230	14,567
HeidelbergCement AG	284,417	14,352
* Commerzbank AG	1,426,421	12,913
Beiersdorf AG	203,888	12,076
Merck KGaA	130,210	11,604
Fresenius SE Prior Pfd.	162,393	11,545
Henkel AG & Co. KGaA	261,187	10,834
Porsche Automobil Holding SE Prior Pfd.	176,309	8,968
* QIAGEN NV	470,782	8,755
* Deutsche Lufthansa AG	465,165	7,586
GEA Group AG	320,954	7,285
* Continental AG	101,138	6,455
Hannover Rueckversicherung AG	123,577	5,914
^ Volkswagen AG	59,755	5,667
* Deutsche Postbank AG	176,651	5,644
Hochtief AG	85,068	5,519
Salzgitter AG	79,617	5,333
RWE AG Prior Pfd.	79,755	5,185
Wacker Chemie AG	31,695	5,096
Fresenius SE	57,063	3,991
Bayerische Motoren Werke AG Prior Pfd.	106,932	3,924
Fraport AG Frankfurt Airport Services Worldwide	74,043	3,849
Celesio AG	154,815	3,618
Puma AG Rudolf Dassler Sport	10,493	3,073
* TUI AG	287,705	3,039
United Internet AG	242,703	3,010
Suedzucker AG	136,005	2,624
* Daimler AG	5,386	291
		1,531,764
Greece (0.2%)
* National Bank of Greece SA	1,215,786	17,753
Coca Cola Hellenic Bottling Co. SA	371,324	8,757
* Alpha Bank AE	941,256	7,152
OPAP SA	452,728	6,701
Bank of Cyprus Public Co. Ltd.	1,152,420	6,192
* EFG Eurobank Ergasias SA	659,059	5,074
* Piraeus Bank SA	623,048	4,122
Public Power Corp. SA	242,031	3,851
Hellenic Telecommunications Organization SA	416,292	3,395
* National Bank of Greece SA ADR	144,000	418
Hellenic Telecommunications Organization SA ADR	86,880	355
		63,770
Hong Kong (1.8%)
Sun Hung Kai Properties Ltd.	2,841,000	41,800
Hong Kong Exchanges and Clearing Ltd.	2,059,300	33,914
Cheung Kong Holdings Ltd.	2,799,000	33,836
CLP Holdings Ltd.	3,893,500	28,771
Hutchison Whampoa Ltd.	4,293,000	28,405
Hong Kong & China Gas Co. Ltd.	8,678,800	21,704

	Hang Seng Bank Ltd.	1,540,000	21,347
	Li & Fung Ltd.	4,570,000	21,029
	BOC Hong Kong Holdings Ltd.	7,452,000	19,161
	Swire Pacific Ltd.	1,550,500	18,873
	Hang Lung Properties Ltd.	4,177,000	17,457
	Hongkong Electric Holdings Ltd.	2,794,000	16,925
	Wharf Holdings Ltd.	2,796,000	15,318
	Esprit Holdings Ltd.	2,317,769	14,566
	Henderson Land Development Co. Ltd.	2,189,000	13,631
	Bank of East Asia Ltd.	3,000,820	11,805
	Link REIT	4,454,000	11,577
	MTR Corp.	2,902,500	10,207
	Hang Lung Group Ltd.	1,638,000	9,621
	New World Development Ltd.	5,148,000	9,218
	Kerry Properties Ltd.	1,459,500	7,369
	Sino Land Co. Ltd.	3,442,000	6,520
*	Sands China Ltd.	4,110,600	6,372
	Wheelock & Co. Ltd.	1,876,000	5,851
*,^ Wynn Macau Ltd.		3,148,000	5,380
	Cathay Pacific Airways Ltd.	2,380,000	5,307
	Shangri-La Asia Ltd.	2,606,000	5,284
	Yue Yuen Industrial Holdings Ltd.	1,347,500	4,384
	Hysan Development Co. Ltd.	1,274,000	3,966
	Wing Hang Bank Ltd.	353,000	3,816
	ASM Pacific Technology Ltd.	398,400	3,643
	Hopewell Holdings Ltd.	1,143,000	3,613
*	Orient Overseas International Ltd.	453,000	3,542
	Cheung Kong Infrastructure Holdings Ltd.	924,000	3,463
	NWS Holdings Ltd.	1,744,258	3,265
*,^ Foxconn International Holdings Ltd.		4,400,000	3,098
	Television Broadcasts Ltd.	588,000	2,729
	Lifestyle International Holdings Ltd.	1,211,000	2,523
	PCCW Ltd.	7,488,000	2,304
*	Mongolia Energy Co. Ltd.	6,036,000	2,282
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	428,800	66
			483,942
Hungary (0.1%)
*,^ OTP Bank PLC		481,402	11,561
*	MOL Hungarian Oil and Gas PLC	84,565	7,605
	Richter Gedeon Nyrt.	28,668	5,849
	Magyar Telekom Telecommunications PLC	947,590	2,931
			27,946
India (1.9%)
	Reliance Industries Ltd.	2,627,724	57,273
	Infosys Technologies Ltd.	935,769	56,349
	Housing Development Finance Corp.	425,751	27,412
	ICICI Bank Ltd.	1,109,338	21,830
	HDFC Bank Ltd.	450,194	20,835
	Tata Consultancy Services Ltd.	943,618	17,131
	Larsen & Toubro Ltd.	409,339	15,868
	ITC Ltd.	2,215,126	14,770
	Bharat Heavy Electricals Ltd.	236,009	12,423
	Axis Bank Ltd.	404,020	11,735
	Oil & Natural Gas Corp. Ltd.	383,828	10,282
	Sterlite Industries India Ltd.	2,680,062	10,125
	Jindal Steel & Power Ltd.	748,280	10,064
	Hindustan Unilever Ltd.	1,759,987	9,562

ICICI Bank Ltd. ADR	228,951	8,908
Tata Motors Ltd.	430,870	7,868
NTPC Ltd.	1,822,017	7,811
Hindalco Industries Ltd.	2,244,770	7,795
Infrastructure Development Finance Co. Ltd.	1,910,164	7,685
Mahindra & Mahindra Ltd.	525,793	7,510
GAIL India Ltd.	767,536	7,264
Wipro Ltd.	811,187	7,236
Tata Steel Ltd.	564,153	6,553
Hero Honda Motors Ltd.	158,944	6,229
Tata Power Co. Ltd.	196,651	5,606
State Bank of India	102,814	5,562
* Cairn India Ltd.	767,318	5,544
HDFC Bank Ltd. ADR	33,103	5,448
DLF Ltd.	818,106	5,336
Sesa Goa Ltd.	656,819	5,137
Bajaj Auto Ltd.	85,925	4,977
United Spirits Ltd.	162,140	4,859
Jaiprakash Associates Ltd.	1,897,116	4,846
Reliance Infrastructure Ltd.	201,107	4,820
Sun Pharmaceutical Industries Ltd.	124,821	4,763
Cipla Ltd.	650,722	4,580
Kotak Mahindra Bank Ltd.	260,885	4,354
Dr Reddy's Laboratories Ltd.	147,702	4,325
Unitech Ltd.	2,344,703	4,122
Reliance Communications Ltd.	1,042,314	4,027
Steel Authority of India Ltd.	911,950	4,025
JSW Steel Ltd.	164,904	3,985
Maruti Suzuki India Ltd.	140,998	3,649
* Reliance Capital Ltd.	198,469	3,367
Rural Electrification Corp. Ltd.	479,396	3,140
Ambuja Cements Ltd.	1,191,894	3,032
Zee Entertainment Enterprises Ltd.	438,894	2,809
HCL Technologies Ltd.	320,535	2,718
Adani Enterprises Ltd.	201,471	2,546
Siemens India Ltd.	164,948	2,493
Bharat Petroleum Corp. Ltd.	169,948	2,349
* GMR Infrastructure Ltd.	1,880,550	2,311
* Indiabulls Real Estate Ltd.	622,033	2,204
^ Wipro Ltd. ADR	161,593	2,198
* Satyam Computer Services Ltd.	1,074,104	2,010
Piramal Healthcare Ltd.	190,246	1,981
* Ranbaxy Laboratories Ltd.	203,834	1,980
ACC Ltd.	104,447	1,875
ABB Ltd.	98,298	1,724
United Phosphorus Ltd.	408,924	1,626
* Suzlon Energy Ltd.	1,286,979	1,571
Dr Reddy's Laboratories Ltd. ADR	53,519	1,547
State Bank of India GDR	12,622	1,359
* Housing Development & Infrastructure Ltd.	232,440	1,339
* Reliance Natural Resources Ltd.	1,364,165	1,221
Aditya Birla Nuvo Ltd.	66,147	1,105
		508,988
Indonesia (0.6%)
Astra International Tbk PT	4,128,000	23,462
Telekomunikasi Indonesia Tbk PT	20,549,000	19,383
Bank Central Asia Tbk PT	25,033,500	16,693

Bank Rakyat Indonesia	11,268,000	12,507
Perusahaan Gas Negara PT	22,166,000	10,060
Bank Mandiri Tbk PT	14,848,500	9,991
Bumi Resources Tbk PT	35,789,500	6,917
United Tractors Tbk PT	3,063,000	6,916
Semen Gresik Persero Tbk PT	5,999,000	6,218
Unilever Indonesia Tbk PT	3,151,000	5,979
Indocement Tunggal Prakarsa Tbk PT	2,996,500	5,672
Indofood Sukses Makmur Tbk PT	9,103,500	4,717
Gudang Garam Tbk PT	1,167,500	4,571
Adaro Energy Tbk PT	16,116,500	3,614
Bank Danamon Indonesia Tbk PT	5,861,901	3,516
Tambang Batubara Bukit Asam Tbk PT	1,618,000	3,027
Indo Tambangraya Megah PT	694,300	2,914
Bank Negara Indonesia Persero Tbk PT	7,941,000	2,692
International Nickel Indonesia Tbk PT	4,128,500	1,911
Astra Agro Lestari Tbk PT	823,500	1,799
Aneka Tambang Tbk PT	6,621,500	1,560
Indosat Tbk PT	2,724,000	1,479
		155,598
Ireland (0.2%)
CRH PLC	1,424,462	29,697
Kerry Group PLC Class A	284,995	9,062
* Governor & Co. of the Bank of Ireland	6,880,690	7,490
* Elan Corp. PLC	1,013,100	4,790
* Ryanair Holdings PLC ADR	115,194	3,450
* Ryanair Holdings PLC	641,474	3,213
* Anglo Irish Bank Corp. Ltd.	698,992	197
		57,899
Israel (0.6%)
Teva Pharmaceutical Industries Ltd.	1,840,335	91,065
Israel Chemicals Ltd.	896,401	11,041
* Bank Leumi Le-Israel BM	2,408,487	10,223
* Bank Hapoalim BM	2,010,248	8,113
Bezeq Israeli Telecommunication Corp. Ltd.	3,498,074	7,727
* NICE Systems Ltd.	125,463	3,601
* Israel Corp. Ltd.	4,380	3,279
Partner Communications Co. Ltd.	157,601	2,618
Cellcom Israel Ltd.	92,433	2,551
Elbit Systems Ltd.	42,005	2,316
Teva Pharmaceutical Industries Ltd. ADR	42,703	2,086
* Mizrahi Tefahot Bank Ltd.	239,479	1,971
Makhteshim-Agan Industries Ltd.	544,112	1,908
Delek Group Ltd.	7,688	1,786
* Israel Discount Bank Ltd. Class A	972,889	1,774
Discount Investment Corp.	55,339	1,048
Ormat Industries	136,815	1,039
Cellcom Israel Ltd. (Registered)	6,994	192
		154,338
Italy (2.2%)
ENI SPA	5,229,968	106,873
UniCredit SPA	31,040,479	86,812
Enel SPA	13,263,024	65,022
Intesa Sanpaolo SPA (Registered)	15,519,180	51,222
Assicurazioni Generali SPA	2,360,484	47,450
Telecom Italia SPA (Registered)	18,945,840	24,113
Fiat SPA	1,555,081	19,916

Saipem SPA	540,926	19,433
Snam Rete Gas SPA	2,931,490	13,753
Tenaris SA	687,319	13,728
Telecom Italia SPA (Bearer)	12,236,835	12,718
Unione di Banche Italiane SCPA	1,175,366	12,607
Terna Rete Elettrica Nazionale SPA	2,657,698	11,047
Atlantia SPA	485,688	9,509
Mediaset SPA	1,444,488	9,283
Finmeccanica SPA	828,351	9,093
* Mediobanca SPA	966,305	8,670
Parmalat SPA	3,475,835	8,412
Banco Popolare SC	1,320,030	8,398
Prysmian SPA	366,583	6,196
Luxottica Group SPA	233,548	6,072
* Banca Monte dei Paschi di Siena SPA	4,561,120	5,986
Tenaris SA ADR	139,938	5,605
Intesa Sanpaolo SPA (Bearer)	1,890,017	4,902
Banca Popolare di Milano Scarl	796,457	4,213
A2A SPA	2,310,239	3,465
Pirelli & C SPA	484,172	3,383
Exor SPA	155,917	3,110
Banca Carige SPA	1,321,017	2,970
* Autogrill SPA	205,609	2,544
Mediolanum SPA	429,418	1,893
		588,398
Japan (16.5%)
Toyota Motor Corp.	5,541,300	194,521
Mitsubishi UFJ Financial Group Inc.	25,579,699	126,721
Honda Motor Co. Ltd.	3,317,387	104,957
Canon Inc.	2,277,055	98,632
Sumitomo Mitsui Financial Group Inc.	2,701,649	83,263
Takeda Pharmaceutical Co. Ltd.	1,508,500	69,223
Tokyo Electric Power Co. Inc.	2,448,100	67,144
Mizuho Financial Group Inc.	40,280,529	65,297
Sony Corp.	2,018,000	63,134
Mitsubishi Corp.	2,726,436	58,843
Nintendo Co. Ltd.	199,500	55,694
Panasonic Corp.	3,942,300	52,092
NTT DoCoMo Inc.	30,903	49,096
Softbank Corp.	1,631,000	48,655
Fanuc Ltd.	385,000	45,449
Mitsui & Co. Ltd.	3,489,700	44,772
East Japan Railway Co.	683,000	43,896
Nippon Telegraph & Telephone Corp.	1,043,300	43,393
Toshiba Corp.	8,085,000	42,295
Shin-Etsu Chemical Co. Ltd.	824,200	40,951
Komatsu Ltd.	1,903,900	39,890
Nomura Holdings Inc.	7,091,290	39,876
Tokio Marine Holdings Inc.	1,453,500	39,739
* Nissan Motor Co. Ltd.	5,007,900	38,342
Hitachi Ltd.	9,074,161	37,659
Seven & I Holdings Co. Ltd.	1,552,100	37,047
Kansai Electric Power Co. Inc.	1,519,400	36,796
Nippon Steel Corp.	10,282,000	35,071
Mitsubishi Electric Corp.	3,892,000	33,858
Mitsubishi Estate Co. Ltd.	2,372,000	33,403
Chubu Electric Power Co. Inc.	1,332,600	32,993

Astellas Pharma Inc.	909,500	30,760
Kyocera Corp.	327,100	29,142
Japan Tobacco Inc.	9,050	29,126
FUJIFILM Holdings Corp.	931,348	29,003
JFE Holdings Inc.	927,400	28,682
KDDI Corp.	5,866	28,598
Denso Corp.	977,900	28,000
Fujitsu Ltd.	3,744,000	26,533
Kao Corp.	1,085,500	25,668
Daiichi Sankyo Co. Ltd.	1,353,100	25,151
Mitsui Fudosan Co. Ltd.	1,684,000	24,920
Central Japan Railway Co.	3,028	24,629
* JX Holdings Inc.	4,513,970	24,452
MS&AD Insurance Group Holdings	1,084,484	23,998
Sumitomo Corp.	2,261,000	23,997
ITOCHU Corp.	3,026,000	23,551
Tokyo Gas Co. Ltd.	5,163,000	23,412
Bridgestone Corp.	1,306,900	23,351
Mitsubishi Heavy Industries Ltd.	6,096,000	22,812
Dai-ichi Life Insurance Co. Ltd.	16,056	22,785
Kirin Holdings Co. Ltd.	1,681,000	22,401
Sharp Corp.	2,008,000	21,983
Hoya Corp.	873,400	20,731
Asahi Glass Co. Ltd.	2,026,000	20,633
Nidec Corp.	218,400	20,532
Murata Manufacturing Co. Ltd.	407,200	20,123
Secom Co. Ltd.	421,300	19,354
Keyence Corp.	83,410	19,177
Ricoh Co. Ltd.	1,352,000	18,672
Tohoku Electric Power Co. Inc.	856,700	18,469
Tokyo Electron Ltd.	344,200	18,461
Terumo Corp.	340,000	17,858
Marubeni Corp.	3,328,000	17,856
Sumitomo Electric Industries Ltd.	1,511,700	17,632
Kubota Corp.	2,230,000	17,617
Daikin Industries Ltd.	470,100	17,450
Eisai Co. Ltd.	508,000	17,318
Kyushu Electric Power Co. Inc.	760,300	17,185
* NKSJ Holdings Inc.	2,847,400	16,644
ORIX Corp.	210,511	16,528
Sumitomo Metal Industries Ltd.	6,778,000	16,368
Fast Retailing Co. Ltd.	106,400	15,996
Sumitomo Trust & Banking Co. Ltd.	2,868,000	15,872
Shiseido Co. Ltd.	704,500	15,718
Mitsui OSK Lines Ltd.	2,302,000	15,558
Toray Industries Inc.	2,893,000	15,489
Daiwa Securities Group Inc.	3,360,000	14,527
Osaka Gas Co. Ltd.	3,897,000	14,383
SMC Corp.	108,400	14,328
TDK Corp.	236,400	14,244
Sumitomo Metal Mining Co. Ltd.	1,059,000	14,085
NEC Corp.	5,201,000	14,015
Suzuki Motor Corp.	658,600	13,785
Sumitomo Chemical Co. Ltd.	3,178,000	13,762
Asahi Breweries Ltd.	776,200	13,739
Dai Nippon Printing Co. Ltd.	1,126,000	13,591
^ Resona Holdings Inc.	1,228,700	13,447
Asahi Kasei Corp.	2,537,000	13,252

Aeon Co. Ltd.	1,214,300	12,997
Nippon Yusen KK	3,071,000	12,972
Sumitomo Realty & Development Co. Ltd.	716,000	12,873
Ajinomoto Co. Inc.	1,344,000	12,707
West Japan Railway Co.	3,426	12,667
Mitsubishi Chemical Holdings Corp.	2,418,500	12,448
Rohm Co. Ltd.	196,900	12,409
Shionogi & Co. Ltd.	602,700	12,322
T&D Holdings Inc.	552,150	12,048
Chugoku Electric Power Co. Inc.	570,200	11,808
Olympus Corp.	436,700	11,711
Nitto Denko Corp.	333,700	11,545
Odakyu Electric Railway Co. Ltd.	1,263,000	11,524
Bank of Yokohama Ltd.	2,454,000	11,294
Yamada Denki Co. Ltd.	166,400	11,231
Yahoo! Japan Corp.	29,253	11,219
Nikon Corp.	641,900	11,180
Rakuten Inc.	14,518	11,115
^ Inpex Corp.	2,221	10,865
Aisin Seiki Co. Ltd.	384,200	10,691
Shikoku Electric Power Co. Inc.	361,100	10,639
Kobe Steel Ltd.	5,044,000	10,558
^ Kintetsu Corp.	3,272,000	10,536
Hankyu Hanshin Holdings Inc.	2,303,000	10,407
JS Group Corp.	502,300	10,122
Konica Minolta Holdings Inc.	960,500	10,061
Shizuoka Bank Ltd.	1,210,000	10,054
Yamato Holdings Co. Ltd.	807,300	10,007
Unicharm Corp.	83,300	9,890
Tokyu Corp.	2,298,000	9,884
Sekisui House Ltd.	1,111,000	9,841
Omron Corp.	408,800	9,832
Toyota Industries Corp.	360,500	9,694
Daiwa House Industry Co. Ltd.	973,000	9,556
Panasonic Electric Works Co. Ltd.	752,000	9,533
* Mitsubishi Motors Corp.	7,279,000	9,474
Tobu Railway Co. Ltd.	1,636,000	9,373
Toppan Printing Co. Ltd.	1,130,000	9,299
Chiba Bank Ltd.	1,523,000	9,294
NTT Data Corp.	2,528	9,197
Nippon Building Fund Inc. Class A	1,044	8,885
Nippon Electric Glass Co. Ltd.	699,000	8,883
Kuraray Co. Ltd.	698,000	8,733
Japan Real Estate Investment Corp.	988	8,730
Daito Trust Construction Co. Ltd.	158,200	8,624
NGK Insulators Ltd.	507,000	8,553
Oriental Land Co. Ltd.	101,700	8,495
Dentsu Inc.	337,800	8,422
Keihin Electric Express Railway Co. Ltd.	900,000	8,379
OJI Paper Co. Ltd.	1,723,000	8,315
Hokuriku Electric Power Co.	357,100	7,903
Chugai Pharmaceutical Co. Ltd.	450,700	7,887
Hokkaido Electric Power Co. Inc.	366,300	7,845
Keio Corp.	1,158,000	7,784
Ibiden Co. Ltd.	260,800	7,768
Mazda Motor Corp.	3,036,000	7,332
Electric Power Development Co. Ltd.	235,800	7,295
Kawasaki Heavy Industries Ltd.	2,872,000	7,169

	Ono Pharmaceutical Co. Ltd.	171,400	7,082
	Isuzu Motors Ltd.	2,397,000	7,039
	Advantest Corp.	324,200	6,989
	JGC Corp.	419,000	6,907
	Nippon Express Co. Ltd.	1,700,000	6,893
	Isetan Mitsukoshi Holdings Ltd.	725,000	6,848
	Shimano Inc.	133,800	6,782
	Mitsubishi Tanabe Pharma Corp.	454,000	6,640
*	Yamaha Motor Co. Ltd.	513,200	6,632
	Chuo Mitsui Trust Holdings Inc.	1,847,000	6,539
	Makita Corp.	226,900	6,526
	Fuji Heavy Industries Ltd.	1,184,000	6,505
	Toyota Tsusho Corp.	428,100	6,502
	Sumitomo Heavy Industries Ltd.	1,105,000	6,465
	Nitori Co. Ltd.	74,900	6,452
	Fukuoka Financial Group Inc.	1,550,000	6,444
	NSK Ltd.	894,000	6,345
	Sony Financial Holdings Inc.	1,749	6,336
	Kurita Water Industries Ltd.	226,900	6,277
	JSR Corp.	359,300	6,266
	Hirose Electric Co. Ltd.	61,500	6,215
	Japan Steel Works Ltd.	641,000	6,193
	Benesse Holdings Inc.	140,100	6,191
	Teijin Ltd.	1,895,000	6,020
*	Mitsubishi Materials Corp.	2,262,000	6,017
*	Sanyo Electric Co. Ltd.	3,770,000	5,934
	MEIJI Holdings Co. Ltd.	138,141	5,928
	Sekisui Chemical Co. Ltd.	877,000	5,917
	Trend Micro Inc.	199,000	5,868
	Sega Sammy Holdings Inc.	398,800	5,865
*	Kawasaki Kisen Kaisha Ltd.	1,368,000	5,830
*	All Nippon Airways Co. Ltd.	1,691,978	5,720
	Furukawa Electric Co. Ltd.	1,284,000	5,710
	Showa Denko KK	2,879,000	5,689
	Obayashi Corp.	1,327,000	5,652
	Yakult Honsha Co. Ltd.	194,600	5,626
	Lawson Inc.	121,100	5,559
	Bank of Kyoto Ltd.	655,000	5,456
	Kyowa Hakko Kirin Co. Ltd.	529,000	5,424
	Joyo Bank Ltd.	1,323,000	5,344
	SBI Holdings Inc.	40,210	5,335
*,^ Elpida Memory Inc.		352,504	5,294
	Sankyo Co. Ltd.	107,200	5,242
	Hisamitsu Pharmaceutical Co. Inc.	133,300	5,182
	TonenGeneral Sekiyu KK	568,000	5,123
	Nippon Paper Group Inc.	188,800	5,023
	Jupiter Telecommunications Co. Ltd.	4,873	4,994
	Santen Pharmaceutical Co. Ltd.	148,900	4,984
	Denki Kagaku Kogyo KK	987,000	4,971
	Toyo Seikan Kaisha Ltd.	306,400	4,920
	Stanley Electric Co. Ltd.	284,700	4,920
	Hachijuni Bank Ltd.	861,000	4,917
	Mitsui Chemicals Inc.	1,647,000	4,870
	Ube Industries Ltd.	1,943,000	4,854
^	GS Yuasa Corp.	749,000	4,835
	Nippon Meat Packers Inc.	368,000	4,828
	Brother Industries Ltd.	449,300	4,815
	THK Co. Ltd.	244,900	4,815

Taisho Pharmaceutical Co. Ltd.	245,000	4,768
IHI Corp.	2,662,000	4,680
Suzuken Co. Ltd.	133,300	4,660
Taiyo Nippon Sanso Corp.	532,000	4,643
Nisshin Seifun Group Inc.	376,500	4,599
Nissin Foods Holdings Co. Ltd.	131,000	4,577
Daihatsu Motor Co. Ltd.	388,000	4,564
Amada Co. Ltd.	696,000	4,536
Hokuhoku Financial Group Inc.	2,555,000	4,513
Dena Co. Ltd.	161,700	4,505
Shimizu Corp.	1,187,000	4,475
* Sumco Corp.	235,800	4,463
Mitsubishi Gas Chemical Co. Inc.	787,000	4,409
J Front Retailing Co. Ltd.	972,000	4,387
Iyo Bank Ltd.	494,000	4,373
Toho Gas Co. Ltd.	851,000	4,293
FamilyMart Co. Ltd.	120,000	4,287
Gunma Bank Ltd.	797,000	4,271
^ Japan Retail Fund Investment Corp. Class A	3,295	4,231
Hitachi Chemical Co. Ltd.	212,800	4,226
Taisei Corp.	2,107,000	4,207
NTN Corp.	967,000	4,187
NGK Spark Plug Co. Ltd.	325,000	4,186
Takashimaya Co. Ltd.	537,000	4,161
Mitsubishi UFJ Lease & Finance Co. Ltd.	118,570	4,161
Chugoku Bank Ltd.	352,000	4,097
Nomura Research Institute Ltd.	206,300	4,095
Sojitz Corp.	2,574,900	4,084
Shimamura Co. Ltd.	44,800	4,054
Oracle Corp.	76,500	4,050
Kajima Corp.	1,704,000	4,046
Hiroshima Bank Ltd.	1,023,000	4,019
Hitachi Construction Machinery Co. Ltd.	196,200	3,987
Yamaguchi Financial Group Inc.	425,000	3,970
Nishi-Nippon City Bank Ltd.	1,356,000	3,939
Toyo Suisan Kaisha Ltd.	182,000	3,927
Kamigumi Co. Ltd.	501,000	3,927
Shimadzu Corp.	510,000	3,900
Daicel Chemical Industries Ltd.	550,000	3,887
Rinnai Corp.	71,500	3,830
Sysmex Corp.	66,600	3,823
Credit Saison Co. Ltd.	300,600	3,810
Hitachi Metals Ltd.	335,000	3,802
Minebea Co. Ltd.	688,000	3,801
Kaneka Corp.	612,000	3,780
JTEKT Corp.	390,100	3,775
Suruga Bank Ltd.	416,000	3,742
77 Bank Ltd.	705,000	3,737
Kansai Paint Co. Ltd.	436,000	3,703
TOTO Ltd.	539,000	3,676
Aeon Mall Co. Ltd.	166,300	3,643
Tsumura & Co.	120,200	3,611
Yamaha Corp.	325,300	3,605
Ushio Inc.	212,200	3,598
Alfresa Holdings Corp.	77,300	3,564
Toho Co. Ltd.	210,600	3,481
Yaskawa Electric Corp.	461,000	3,466
USS Co. Ltd.	46,200	3,462

Seiko Epson Corp.	263,200	3,449
NOK Corp.	210,500	3,440
Casio Computer Co. Ltd.	479,100	3,439
MediPal Holdings Corp.	296,000	3,430
Sumitomo Rubber Industries Ltd.	345,900	3,419
Namco Bandai Holdings Inc.	379,900	3,397
Tokyu Land Corp.	935,000	3,395
Kikkoman Corp.	321,000	3,393
Nissan Chemical Industries Ltd.	286,000	3,392
Keisei Electric Railway Co. Ltd.	555,000	3,345
Toyoda Gosei Co. Ltd.	132,300	3,301
Idemitsu Kosan Co. Ltd.	44,100	3,284
Nippon Sheet Glass Co. Ltd.	1,287,000	3,164
Fuji Electric Holdings Co. Ltd.	1,133,000	3,148
Marui Group Co. Ltd.	447,200	3,137
Mitsui Mining & Smelting Co. Ltd.	1,145,000	3,130
Yamazaki Baking Co. Ltd.	242,000	3,068
Air Water Inc.	282,124	3,066
Tokuyama Corp.	604,000	3,024
Asics Corp.	304,000	2,993
Konami Corp.	193,800	2,985
Citizen Holdings Co. Ltd.	496,800	2,979
Mitsui Engineering & Shipbuilding Co. Ltd.	1,432,000	2,977
Japan Prime Realty Investment Corp.	1,315	2,965
McDonald's Holdings Co. Japan Ltd.	132,500	2,961
Nomura Real Estate Office Fund Inc. Class A	559	2,949
Sapporo Hokuyo Holdings Inc.	615,600	2,916
Cosmo Oil Co. Ltd.	1,218,000	2,900
Showa Shell Sekiyu KK	384,700	2,831
UNY Co. Ltd.	365,800	2,824
Koito Manufacturing Co. Ltd.	193,888	2,821
Tosoh Corp.	1,034,000	2,762
NHK Spring Co. Ltd.	298,000	2,736
Obic Co. Ltd.	14,460	2,730
Hitachi High-Technologies Corp.	141,600	2,706
Mabuchi Motor Co. Ltd.	53,400	2,681
Daido Steel Co. Ltd.	560,000	2,674
Mitsumi Electric Co. Ltd.	159,600	2,665
Mitsubishi Logistics Corp.	232,000	2,663
Nisshinbo Holdings Inc.	257,000	2,657
Dowa Holdings Co. Ltd.	490,000	2,574
Yokogawa Electric Corp.	435,400	2,569
* Mizuho Trust & Banking Co. Ltd.	3,043,000	2,563
Mizuho Securities Co. Ltd.	1,124,000	2,550
Tokyo Tatemono Co. Ltd.	773,000	2,515
Square Enix Holdings Co. Ltd.	129,100	2,484
Sapporo Holdings Ltd.	516,000	2,479
Kinden Corp.	275,000	2,479
Hakuhodo DY Holdings Inc.	47,730	2,422
Dainippon Sumitomo Pharma Co. Ltd.	319,900	2,396
Nisshin Steel Co. Ltd.	1,417,000	2,376
Tokyo Steel Manufacturing Co. Ltd.	198,700	2,374
Nomura Real Estate Holdings Inc.	191,997	2,361
Hino Motors Ltd.	533,000	2,340
Taiheiyo Cement Corp.	1,711,000	2,318
Japan Petroleum Exploration Co.	57,700	2,269
Chiyoda Corp.	315,191	2,265
Itochu Techno-Solutions Corp.	60,000	2,191

Toyota Boshoku Corp.	136,900	2,162
Otsuka Corp.	32,600	2,123
Yamato Kogyo Co. Ltd.	85,800	2,087
Seven Bank Ltd.	1,089	2,002
Coca-Cola West Co. Ltd.	110,500	2,001
NTT Urban Development Corp.	2,412	1,955
^ Senshu Ikeda Holdings Inc.	1,274,400	1,866
Shinko Electric Industries Co. Ltd.	138,300	1,826
Ito En Ltd.	110,900	1,741
^ Shinsei Bank Ltd.	1,847,000	1,699
ABC-Mart Inc.	51,600	1,675
Canon Marketing Japan Inc.	123,100	1,672
Aeon Credit Service Co. Ltd.	162,100	1,620
Jafco Co. Ltd.	66,100	1,560
^ Nissha Printing Co. Ltd.	55,666	1,508
Maruichi Steel Tube Ltd.	75,500	1,504
Acom Co. Ltd.	85,080	1,475
Matsui Securities Co. Ltd.	244,800	1,444
Fuji Media Holdings Inc.	972	1,409
Aozora Bank Ltd.	1,004,000	1,331
		4,316,717
Malaysia (0.7%)
CIMB Group Holdings Bhd.	8,073,400	18,803
Malayan Banking Bhd.	6,442,490	15,693
Sime Darby Bhd.	5,469,900	13,435
Genting Bhd.	4,562,500	11,482
IOI Corp. Bhd.	6,748,786	10,878
Tenaga Nasional Bhd.	4,013,400	10,848
Public Bank Bhd. (Foreign)	2,123,394	8,162
* Axiata Group Bhd.	5,218,600	6,996
Maxis Bhd.	3,792,350	6,308
* Malaysia International Shipping Corp. Bhd. (Local)	2,257,180	6,251
AMMB Holdings Bhd.	3,653,200	5,919
Digi.com Bhd.	724,000	5,624
Genting Malaysia Bhd.	5,964,400	5,352
Kuala Lumpur Kepong Bhd.	976,900	5,188
PPB Group Bhd.	839,300	4,578
British American Tobacco Malaysia Bhd.	259,600	3,666
PLUS Expressways Bhd.	3,030,500	3,660
IJM Corp. Bhd.	2,248,860	3,574
Gamuda Bhd.	3,307,000	3,454
Petronas Gas Bhd.	1,003,300	3,156
YTL Power International Bhd.	4,348,458	3,091
YTL Corp. Bhd.	1,306,060	3,080
Hong Leong Bank Bhd.	976,000	2,765
Telekom Malaysia Bhd.	2,238,200	2,365
Tanjong PLC	400,200	2,221
UMW Holdings Bhd.	1,128,900	2,218
Berjaya Sports Toto Bhd.	1,489,928	1,969
Parkson Holdings Bhd.	1,063,971	1,851
SP Setia Bhd.	1,404,100	1,847
Alliance Financial Group Bhd.	1,926,500	1,771
RHB Capital Bhd.	857,400	1,751
Bursa Malaysia Bhd.	710,400	1,574
Petronas Dagangan Bhd.	482,100	1,558
Lafarge Malayan Cement Bhd.	699,300	1,484
MMC Corp. Bhd.	1,632,400	1,331

Hong Leong Financial Group Bhd.	472,700	1,291
* AirAsia Bhd.	2,638,800	1,238
* Malaysian Airline System Bhd.	1,706,600	1,145
Berjaya Corp. Bhd.	3,223,300	1,098
Genting Plantations Bhd.	481,100	1,060
* Berjaya Retail BHD	322,330	132
		189,867
Mexico (1.1%)
America Movil SAB de CV	38,080,770	94,264
Wal-Mart de Mexico SAB de CV	11,778,700	27,360
Fomento Economico Mexicano SAB de CV	4,341,500	21,202
Grupo Mexico SAB de CV Class B	7,663,117	20,374
* Cemex SAB de CV	18,961,853	17,978
Grupo Televisa SA	4,710,000	17,978
Grupo Financiero Banorte SAB de CV	2,838,300	11,112
Telefonos de Mexico SAB de CV	10,618,900	7,744
Grupo Modelo SAB de CV	1,278,200	6,939
Kimberly-Clark de Mexico SAB de CV Class A	1,075,500	6,797
Grupo Financiero Inbursa SA	1,685,714	5,952
Grupo Elektra SA de CV	148,060	5,903
Grupo Bimbo SAB de CV Class A	705,700	5,317
Alfa SAB de CV Class A	622,900	4,855
Mexichem SAB de CV	1,627,264	4,514
Grupo Carso SAB de CV	1,185,100	4,448
Industrias Penoles SAB de CV	199,845	4,177
Coca-Cola Femsa SAB de CV	532,100	3,643
* Desarrolladora Homex SAB de CV	435,700	2,154
* Urbi Desarrollos Urbanos SAB de CV	950,700	1,842
Grupo Aeroportuario del Pacifico SAB de CV Class B	554,300	1,797
Grupo Aeroportuario del Pacifico SAB de CV ADR	41,026	1,333
		277,683
Morocco (0.0%)
* Douja Promotion Groupe Addoha SA	33,100	444
Maroc Telecom	17,100	300
Attijariwafa Bank	5,740	206
* Douja Promotion Groupe Addoha SA Rights Exp. 08/12/2010	18,100	4
		954
Netherlands (2.0%)
Unilever NV	3,272,375	96,249
* ING Groep NV	7,695,069	73,795
Koninklijke Philips Electronics NV	1,953,416	60,726
Koninklijke KPN NV	3,294,677	45,782
Koninklijke Ahold NV	2,394,306	30,745
ASML Holding NV	870,804	27,949
Akzo Nobel NV	465,377	27,388
Heineken NV	499,353	22,601
TNT NV	756,500	22,549
* Aegon NV	3,196,625	19,201
Reed Elsevier NV	1,390,620	18,005
Koninklijke DSM NV	316,419	15,003
Wolters Kluwer NV	565,758	11,419
* Randstad Holding NV	208,986	9,385
Heineken Holding NV	225,654	8,847
Fugro NV	136,016	7,183
Corio NV	118,499	6,956
Koninklijke Boskalis Westminster NV	131,020	5,412
Koninklijke Vopak NV	131,380	5,339

	SBM Offshore NV	331,825	5,239
	Delta Lloyd NV	150,738	2,902
			522,675
New Zealand (0.1%)
	Fletcher Building Ltd.	1,245,100	6,877
	Telecom Corp. of New Zealand Ltd.	3,842,819	5,543
	Auckland International Airport Ltd.	1,929,407	2,776
	Sky City Entertainment Group Ltd.	1,169,977	2,576
	Contact Energy Ltd.	609,682	2,525
			20,297
Norway (0.6%)
	Statoil ASA	2,295,528	46,428
	Telenor ASA	1,696,913	26,115
	DnB NOR ASA	1,976,737	24,460
	Yara International ASA	388,263	14,578
	Seadrill Ltd.	570,754	13,195
	Orkla ASA	1,562,696	12,934
^	Norsk Hydro ASA	1,825,872	9,792
	Aker Solutions ASA	332,531	4,304
*,^ Renewable Energy Corp. ASA		998,497	2,740
			154,546
Peru (0.2%)
	Credicorp Ltd.	118,098	11,491
	Cia de Minas Buenaventura SA	250,262	9,765
	Southern Copper Corp. (U.S. Shares)	250,785	7,877
	Southern Copper Corp.	183,214	5,716
	Cia de Minas Buenaventura SA ADR	139,796	5,397
	Credicorp Ltd.	19,982	1,953
			42,199
Philippines (0.1%)
	Philippine Long Distance Telephone Co.	96,240	5,125
	Manila Electric Co.	896,050	3,659
	SM Investments Corp.	380,100	3,634
	Ayala Land Inc.	10,572,500	3,413
	Bank of the Philippine Islands	2,629,900	2,738
	Ayala Corp.	365,820	2,548
	SM Prime Holdings Inc.	7,872,000	1,836
	Energy Development Corp.	16,340,000	1,590
	Jollibee Foods Corp.	900,300	1,533
	Banco de Oro Unibank Inc.	1,424,500	1,462
	Metropolitan Bank & Trust	1,056,600	1,393
	Globe Telecom Inc.	66,490	1,285
			30,216
Poland (0.4%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	1,276,979	16,288
	Bank Pekao SA	242,329	12,927
*,^ Powszechny Zaklad Ubezpieczen SA		78,700	10,087
^	KGHM Polska Miedz SA	284,149	9,883
*	Polski Koncern Naftowy Orlen	648,636	8,255
	Telekomunikacja Polska SA	1,374,594	7,120
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,580,169	4,136
	Polska Grupa Energetyczna SA	518,626	3,736
*	Tauron Polska Energia SA	2,081,458	3,467
^	Bank Zachodni WBK SA	43,973	2,642
*	BRE Bank SA	28,996	2,435
*	Getin Holding SA	698,707	2,338

	Asseco Poland SA	121,757	2,176
*,^ Globe Trade Centre SA		241,684	1,898
*	ING Bank Slaski SA	6,510	1,658
	TVN SA	282,611	1,638
	Bank Handlowy w Warszawie SA	65,071	1,636
*	Bank Millennium SA	1,007,832	1,533
*,^ Kernel Holding SA		73,870	1,514
	PBG SA	19,821	1,484
*	Grupa Lotos SA	128,628	1,354
	Cyfrowy Polsat SA	162,982	782
			98,987
Portugal (0.2%)
	Portugal Telecom SGPS SA	1,195,026	13,148
	EDP - Energias de Portugal SA	3,545,156	11,657
	Galp Energia SGPS SA Class B	467,953	7,652
	Banco Espirito Santo SA	1,085,669	5,191
	Jeronimo Martins SGPS SA	448,560	4,900
^	Banco Comercial Portugues SA	4,700,689	4,058
	Cimpor Cimentos de Portugal SGPS SA	514,067	3,124
*	EDP Renovaveis SA	433,716	2,591
	Brisa Auto-Estradas de Portugal SA	368,284	2,403
			54,724
Russia (1.6%)
	Gazprom OAO ADR	4,807,914	103,889
	Lukoil OAO ADR (London Shares)	941,132	53,727
	Sberbank of Russian Federation	17,371,278	48,402
	MMC Norilsk Nickel ADR	1,542,333	25,383
	Mobile Telesystems OJSC ADR	1,002,492	22,255
	Rosneft Oil Co. GDR	2,602,672	17,403
	Tatneft ADR	479,841	14,842
	Surgutneftegas OJSC ADR	1,437,467	14,591
	NovaTek OAO GDR	183,253	13,766
	Gazprom OAO	2,200,000	11,777
*	RusHydro	203,989,374	10,729
*	Magnit OJSC GDR	450,000	9,529
	VTB Bank OJSC GDR	1,532,659	8,316
	Mechel ADR	298,675	6,505
	Surgutneftegas OJSC Prior Pfd.	14,227,799	6,485
*	Federal Grid Co. Unified Energy System JSC	582,970,150	6,470
	Uralkali	1,495,834	6,293
	Novolipetsk Steel OJSC GDR	160,833	5,005
	Severstal OAO GDR	416,527	4,928
	Sistema JSFC GDR	196,576	4,827
	Polyus Gold Co. ADR	192,793	4,679
	Rosneft Oil Co.	610,000	4,077
	Sberbank of Russian Federation Prior Pfd.	2,056,747	3,862
*	Polymetal	208,047	2,749
*	OGK-4 OJSC	31,882,100	2,478
	Wimm-Bill-Dann Foods OJSC ADR	124,020	2,449
*	Inter Rao Ues OAO	1,601,255,964	2,258
	Comstar United Telesystems OJSC GDR	329,934	2,130
*	TMK OAO GDR	112,591	1,860
*	Raspadskaya	315,900	1,275
*	RusHydro Assimilation Line	13,037,843	679
	VTB Bank OJSC	122,279,512	329
			423,947

Singapore (1.3%)
	Singapore Telecommunications Ltd.	16,041,000	36,870
	DBS Group Holdings Ltd.	3,447,999	36,595
	United Overseas Bank Ltd.	2,456,000	35,929
	Oversea-Chinese Banking Corp. Ltd.	4,901,000	32,615
	Keppel Corp. Ltd.	2,572,000	17,697
	CapitaLand Ltd.	5,131,500	14,978
	Singapore Airlines Ltd.	1,083,000	12,460
	Wilmar International Ltd.	2,588,000	11,955
*	Genting Singapore PLC	12,245,720	11,470
	Singapore Exchange Ltd.	1,738,000	9,811
	Singapore Press Holdings Ltd.	3,049,000	9,273
	City Developments Ltd.	1,007,000	8,981
	Fraser and Neave Ltd.	1,983,000	8,022
	Singapore Technologies Engineering Ltd.	3,359,000	8,019
	Noble Group Ltd.	6,063,590	7,382
	Jardine Cycle & Carriage Ltd.	247,000	6,513
	CapitaMall Trust	4,478,300	6,302
	SembCorp Industries Ltd.	2,017,000	6,272
	Golden Agri-Resources Ltd.	13,725,791	5,817
^	Olam International Ltd.	2,426,000	5,027
	SembCorp Marine Ltd.	1,660,000	4,896
	Ascendas Real Estate Investment Trust	3,064,666	4,786
	ComfortDelgro Corp. Ltd.	3,774,000	4,452
	Keppel Land Ltd.	1,447,000	4,312
	CapitaMalls Asia Ltd.	2,738,000	4,299
	Yangzijiang Shipbuilding Holdings Ltd.	2,944,000	3,145
	UOL Group Ltd.	1,014,000	2,952
*,^ Neptune Orient Lines Ltd.		1,815,750	2,746
^	Cosco Corp. Singapore Ltd.	2,026,000	2,451
	StarHub Ltd.	1,214,000	2,108
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	724,972	59
			328,194
South Africa (1.9%)
	MTN Group Ltd.	3,332,481	53,393
	Sasol Ltd.	1,156,048	45,806
	Standard Bank Group Ltd.	2,351,326	36,519
	Naspers Ltd.	775,627	33,075
	AngloGold Ashanti Ltd.	732,842	29,726
	Impala Platinum Holdings Ltd.	1,021,994	27,687
	Gold Fields Ltd.	1,366,048	18,466
	FirstRand Ltd.	5,676,102	15,731
	Sanlam Ltd.	3,910,902	13,398
*	Anglo Platinum Ltd.	132,249	12,742
	ABSA Group Ltd.	655,764	12,206
	Remgro Ltd.	887,932	12,169
	Bidvest Group Ltd.	600,231	10,894
	Shoprite Holdings Ltd.	837,915	10,499
	Tiger Brands Ltd.	332,075	8,240
	Kumba Iron Ore Ltd.	162,455	8,239
	Harmony Gold Mining Co. Ltd.	738,747	7,434
	Truworths International Ltd.	890,092	7,114
	RMB Holdings Ltd.	1,487,897	7,038
	Growthpoint Properties Ltd.	2,985,201	6,790
	Massmart Holdings Ltd.	384,901	6,751
	African Bank Investments Ltd.	1,456,043	6,679
	Nedbank Group Ltd.	358,256	6,642

Vodacom Group Ltd.	763,328	6,486
Steinhoff International Holdings Ltd.	2,375,697	6,220
* Aspen Pharmacare Holdings Ltd.	530,361	5,921
Woolworths Holdings Ltd.	1,478,459	5,266
African Rainbow Minerals Ltd.	219,085	5,139
* Sappi Ltd.	1,059,827	5,096
Redefine Properties Ltd.	4,815,153	5,047
Imperial Holdings Ltd.	343,486	4,539
Pretoria Portland Cement Co. Ltd.	1,007,602	4,453
* ArcelorMittal South Africa Ltd.	367,173	4,282
Exxaro Resources Ltd.	251,020	4,168
Foschini Ltd.	413,210	4,027
Aveng Ltd.	794,241	3,923
Murray & Roberts Holdings Ltd.	641,641	3,698
Investec Ltd.	439,183	3,580
Netcare Ltd.	1,866,207	3,476
Reunert Ltd.	358,999	2,908
Pick n Pay Stores Ltd.	451,207	2,816
Discovery Holdings Ltd.	533,025	2,649
Telkom SA Ltd.	537,458	2,513
Liberty Holdings Ltd.	201,397	2,149
Northam Platinum Ltd.	217,512	1,314
		486,908
South Korea (3.4%)
Samsung Electronics Co. Ltd.	196,718	134,930
Hyundai Motor Co.	310,692	39,176
POSCO	91,406	38,014
Shinhan Financial Group Co. Ltd.	688,500	28,261
LG Chem Ltd.	93,474	26,027
KB Financial Group Inc.	578,576	25,101
Hyundai Mobis	137,828	23,855
Samsung Electronics Co. Ltd. Prior Pfd.	41,822	19,691
* Hynix Semiconductor Inc.	1,013,800	19,293
2 Samsung Electronics Co. Ltd. GDR	54,872	18,959
Hyundai Heavy Industries Co. Ltd.	77,119	17,528
POSCO ADR	161,411	16,788
LG Electronics Inc.	191,605	16,268
LG Display Co. Ltd.	473,330	14,469
Samsung Electro-Mechanics Co. Ltd.	122,181	14,109
Shinsegae Co. Ltd.	28,900	13,780
LG Corp.	193,204	13,345
* NHN Corp.	83,627	12,970
SK Energy Co. Ltd.	122,149	12,751
Samsung C&T Corp.	253,286	12,700
Samsung Fire & Marine Insurance Co. Ltd.	71,595	12,444
Kia Motors Corp.	472,970	12,378
Hana Financial Group Inc.	388,670	11,559
KT&G Corp.	226,123	11,363
Korea Electric Power Corp.	370,790	10,392
Samsung SDI Co. Ltd.	69,956	10,052
Hyundai Steel Co.	111,953	9,687
Samsung Life Insurance Co. Ltd.	101,300	9,419
SK Telecom Co. Ltd.	52,590	7,412
Hyundai Engineering & Construction Co. Ltd.	135,143	7,235
KT Corp.	194,209	7,006
Samsung Techwin Co. Ltd.	74,940	6,975
Cheil Industries Inc.	90,674	6,968

Samsung Heavy Industries Co. Ltd.	328,120	6,854
OCI Co. Ltd.	27,997	6,553
Woori Finance Holdings Co. Ltd.	512,197	6,378
Samsung Engineering Co. Ltd.	60,229	6,277
Lotte Shopping Co. Ltd.	18,633	5,661
Doosan Heavy Industries and Construction Co. Ltd.	85,554	5,575
Korea Exchange Bank	526,860	5,409
LG Household & Health Care Ltd.	17,180	5,403
Amorepacific Corp.	6,563	5,360
Shinhan Financial Group Co. Ltd. ADR	61,833	5,115
Samsung Securities Co. Ltd.	100,189	5,081
Daewoo Securities Co. Ltd.	253,750	4,950
GS Engineering & Construction Corp.	73,123	4,946
* Korean Air Lines Co. Ltd.	72,733	4,538
NCSoft Corp.	28,050	4,465
Industrial Bank of Korea	334,250	4,422
S-Oil Corp.	92,465	4,413
Korea Electric Power Corp. ADR	308,702	4,350
Honam Petrochemical Corp.	28,812	4,202
SK Telecom Co. Ltd. ADR	250,083	4,096
SK Holdings Co. Ltd.	47,508	3,730
GS Holdings	104,240	3,651
KB Financial Group Inc. ADR	83,129	3,556
Woongjin Coway Co. Ltd.	99,080	3,494
Hankook Tire Co. Ltd.	153,340	3,486
Busan Bank	318,440	3,434
LG Uplus Corp.	508,730	3,424
Korea Zinc Co. Ltd.	17,076	3,401
Hyundai Motor Co. 2nd Pfd.	76,650	3,360
Samsung Card Co.	75,211	3,316
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	193,150	3,270
Kangwon Land Inc.	194,880	3,260
Daelim Industrial Co. Ltd.	56,101	3,182
Hanwha Corp.	92,990	3,152
CJ CheilJedang Corp.	15,686	3,139
Hyosung Corp.	45,187	3,130
Daegu Bank Ltd.	239,640	3,089
Hyundai Mipo Dockyard	21,997	3,014
LS Corp.	36,299	2,937
Hyundai Department Store Co. Ltd.	29,197	2,912
Daewoo International Corp.	103,287	2,908
Hyundai Securities Co.	252,320	2,904
* Doosan Infracore Co. Ltd.	154,160	2,766
Woori Investment & Securities Co. Ltd.	170,330	2,679
Glovis Co. Ltd.	23,124	2,664
LG Innotek Co. Ltd.	19,316	2,610
Hanwha Chem Corp.	159,540	2,600
Hyundai Development Co.	113,240	2,596
Korea Life Insurance Co. Ltd.	345,000	2,540
KCC Corp.	9,642	2,487
LS Industrial Systems Co. Ltd.	33,456	2,486
KT Corp. ADR	131,252	2,474
Dongbu Insurance Co. Ltd.	78,620	2,442
Seoul Semiconductor Co. Ltd.	64,864	2,387
SK C&C Co. Ltd.	30,340	2,308
Mirae Asset Securities Co. Ltd.	45,081	2,224
Yuhan Corp.	16,062	2,149
Korea Investment Holdings Co. Ltd.	74,760	2,137

STX Pan Ocean Co. Ltd.	202,010	2,049
Doosan Corp.	20,268	1,963
Daewoo Engineering & Construction Co. Ltd.	227,160	1,928
Hyundai Motor Co. Prior Pfd.	43,390	1,810
* Celltrion Inc.	109,449	1,780
Korea Gas Corp.	47,003	1,759
S1 Corp.	32,780	1,661
Lotte Confectionery Co. Ltd.	1,403	1,599
Dongkuk Steel Mill Co. Ltd.	76,970	1,560
Hanjin Heavy Industries & Construction Co. Ltd.	64,339	1,537
* SK Broadband Co. Ltd.	303,147	1,356
LG Electronics Inc. Prior Pfd.	35,820	1,287
Hite Brewery Co. Ltd.	10,592	1,257
SK Networks Co. Ltd.	139,850	1,223
Tong Yang Securities Inc.	133,350	1,220
		880,240
Spain (2.9%)
Banco Santander SA	16,679,291	216,683
Telefonica SA	8,271,214	187,305
Banco Bilbao Vizcaya Argentaria SA	7,169,701	96,145
Iberdrola SA	7,932,210	55,814
Repsol YPF SA	1,475,028	34,779
Inditex SA	439,308	29,061
^ ACS Actividades de Construccion y Servicios SA	287,965	12,477
Banco Popular Espanol SA	1,744,917	11,529
^ Banco de Sabadell SA	1,839,692	10,446
Abertis Infraestructuras SA	595,264	10,047
Red Electrica Corp. SA	220,895	9,656
Criteria Caixacorp SA	1,692,912	8,259
Gas Natural SDG SA	472,366	7,887
Ferrovial SA	892,153	7,809
Enagas	368,268	6,786
Iberdrola Renovables SA	1,745,168	6,100
Mapfre SA	1,524,305	5,014
Acciona SA	52,686	4,638
Zardoya Otis SA	279,650	4,361
^ Bankinter SA	574,287	4,294
Acerinox SA	201,708	3,458
* Iberia Lineas Aereas de Espana SA	957,624	3,251
* Gamesa Corp. Tecnologica SA	366,062	3,190
Indra Sistemas SA	181,779	2,965
^ Grifols SA	255,373	2,845
^ Banco de Valencia SA	431,990	2,592
Gestevision Telecinco SA	203,404	2,331
^ Fomento de Construcciones y Contratas SA	82,588	2,144
		751,866
Sweden (2.2%)
Telefonaktiebolaget LM Ericsson Class B	6,083,298	67,124
Nordea Bank AB	6,524,333	65,114
Hennes & Mauritz AB Class B	2,065,349	65,104
TeliaSonera AB	4,535,269	32,794
Svenska Handelsbanken AB Class A	988,519	28,326
* Volvo AB Class B	2,197,946	27,392
Sandvik AB	2,036,815	26,323
Atlas Copco AB Class A	1,356,434	22,185
Skandinaviska Enskilda Banken AB Class A	2,853,037	19,582
Investor AB Class B	920,060	17,333

	Svenska Cellulosa AB Class B	1,159,434	16,725
*	Swedbank AB Class A	1,425,929	16,275
	SKF AB	784,958	14,977
	Millicom International Cellular SA	154,616	14,319
	Assa Abloy AB Class B	634,069	14,017
	Skanska AB Class B	805,989	13,631
	Scania AB Class B	648,853	11,959
	Atlas Copco AB Class B	788,228	11,758
	Swedish Match AB	481,661	11,370
	Tele2 AB	624,555	11,079
	Electrolux AB Class B	482,009	10,756
	Alfa Laval AB	684,231	10,599
	Getinge AB	404,019	8,946
	Kinnevik Investment AB Class B	434,690	8,160
	Boliden AB	553,229	6,578
	Securitas AB Class B	638,973	6,487
	Modern Times Group AB Class B	101,885	6,389
	Husqvarna AB	832,328	5,877
	Ratos AB	204,843	5,848
	SSAB AB Class A	359,522	5,205
	Holmen AB	104,137	2,734
	SSAB AB Class B	169,899	2,185
			587,151
Switzerland (5.8%)
	Nestle SA	6,986,796	345,336
	Novartis AG	4,251,717	206,690
	Roche Holding AG	1,415,622	184,068
*	UBS AG	7,332,866	124,477
	Credit Suisse Group AG	2,267,620	102,785
	ABB Ltd.	4,447,157	89,769
	Zurich Financial Services AG	297,116	69,340
	Syngenta AG	190,520	42,078
	Cie Financiere Richemont SA	1,050,922	41,030
	Holcim Ltd.	493,552	32,960
	Swiss Reinsurance Co. Ltd.	704,273	32,432
	Swatch Group AG (Bearer)	62,335	19,317
	Swisscom AG	47,118	17,646
	SGS SA	11,069	15,552
	Julius Baer Group Ltd.	415,145	14,517
	Givaudan SA	15,458	14,258
	Synthes Inc.	119,601	13,765
	Geberit AG	78,024	12,759
	Adecco SA	247,882	12,638
	Kuehne & Nagel International AG	109,590	11,757
	Sonova Holding AG	93,027	11,289
	Schindler Holding AG (Bearer)	98,313	8,817
*	Actelion Ltd.	205,467	8,312
	Baloise Holding AG	100,564	8,058
	Sika AG	4,133	7,784
	Lonza Group AG	91,104	7,085
	Swiss Life Holding AG	58,241	6,120
*,^ Logitech International SA		366,584	5,767
	Lindt & Spruengli AG	229	5,606
	Swatch Group AG (Registered)	87,753	4,935
	GAM Holding Ltd.	414,943	4,800
	Aryzta AG	112,556	4,598
	Nobel Biocare Holding AG	255,075	4,298

Lindt & Spruengli AG	1,742	3,925
Schindler Holding AG	44,316	3,892
Pargesa Holding SA	54,303	3,731
Straumann Holding AG	16,170	3,545
Aryzta AG	51,983	2,126
		1,507,862
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	40,797,063	78,758
* Hon Hai Precision Industry Co. Ltd.	15,510,885	62,477
HTC Corp.	1,415,040	26,057
MediaTek Inc.	1,876,174	25,406
Cathay Financial Holding Co. Ltd.	12,802,000	20,098
China Steel Corp.	20,440,080	19,314
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,726,548	17,438
Chunghwa Telecom Co. Ltd.	8,159,321	17,192
Nan Ya Plastics Corp.	9,529,780	16,755
Formosa Plastics Corp.	7,993,780	16,669
Acer Inc.	5,136,297	13,764
Formosa Chemicals & Fibre Corp.	5,716,500	12,388
Delta Electronics Inc.	3,578,240	12,338
AU Optronics Corp.	12,796,640	12,114
* Fubon Financial Holding Co. Ltd.	9,122,000	11,155
Chimei Innolux Corp.	9,512,101	10,254
Chinatrust Financial Holding Co. Ltd.	16,967,255	10,147
Compal Electronics Inc.	7,712,521	10,091
Mega Financial Holding Co. Ltd.	15,833,000	9,443
United Microelectronics Corp.	20,076,175	8,906
Asustek Computer Inc.	1,175,040	8,856
Quanta Computer Inc.	4,594,950	8,317
Uni-President Enterprises Corp.	6,735,357	7,982
Taiwan Mobile Co. Ltd.	3,812,000	7,539
Yuanta Financial Holding Co. Ltd.	12,291,000	6,843
Far Eastern New Century Corp.	5,657,478	6,554
Advanced Semiconductor Engineering Inc.	8,185,556	6,325
Wistron Corp.	3,777,293	6,102
First Financial Holding Co. Ltd.	9,630,859	5,661
Taiwan Cement Corp.	5,965,000	5,531
Formosa Petrochemical Corp.	2,309,950	5,357
* China Development Financial Holding Corp.	18,127,625	5,204
Lite-On Technology Corp.	4,076,064	5,200
Synnex Technology International Corp.	2,196,500	5,003
Siliconware Precision Industries Co.	4,784,000	4,672
Far EasTone Telecommunications Co. Ltd.	3,305,000	4,601
Macronix International	6,616,927	4,397
Cheng Shin Rubber Industry Co. Ltd.	1,697,090	4,337
Hua Nan Financial Holdings Co. Ltd.	6,934,595	4,313
Taiwan Cooperative Bank	6,649,000	4,307
Unimicron Technology Corp.	2,515,750	4,172
Taiwan Fertilizer Co. Ltd.	1,501,000	4,146
Foxconn Technology Co. Ltd.	1,182,380	4,026
Chang Hwa Commercial Bank	7,536,000	3,973
SinoPac Financial Holdings Co. Ltd.	11,540,000	3,862
* Shin Kong Financial Holding Co. Ltd.	10,274,096	3,713
Largan Precision Co. Ltd.	190,376	3,641
President Chain Store Corp.	1,076,536	3,527
Powertech Technology Inc.	1,149,050	3,512
Epistar Corp.	1,263,408	3,472

* Taishin Financial Holding Co. Ltd.	7,756,184	3,451
* Pegatron Corp.	2,985,639	3,447
Pou Chen Corp.	4,394,517	3,356
Asia Cement Corp.	3,283,413	3,242
Tripod Technology Corp.	783,759	2,978
* E.Sun Financial Holding Co. Ltd.	6,368,170	2,945
Chunghwa Telecom Co. Ltd. ADR	138,664	2,933
United Microelectronics Corp. ADR	942,148	2,855
WPG Holdings Co. Ltd.	1,255,000	2,584
Novatek Microelectronics Corp. Ltd.	961,275	2,546
* Ruentex Industries Ltd.	879,000	2,534
* Powerchip Technology Corp.	17,033,000	2,448
KGI Securities Co. Ltd.	5,812,000	2,406
Simplo Technology Co. Ltd.	429,110	2,370
* Walsin Lihwa Corp.	5,324,000	2,325
Catcher Technology Co. Ltd.	1,008,800	2,271
Richtek Technology Corp.	262,005	2,212
AU Optronics Corp. ADR	227,666	2,163
Inventec Co. Ltd.	4,057,305	2,154
* China Airlines Ltd.	3,932,491	2,115
Clevo Co.	993,176	2,083
* Wintek Corp.	2,226,000	1,991
Coretronic Corp.	1,379,000	1,920
Giant Manufacturing Co. Ltd.	552,000	1,918
Motech Industries Inc.	514,827	1,918
Realtek Semiconductor Corp.	839,673	1,917
* Inotera Memories Inc.	3,620,002	1,910
China Life Insurance Co. Ltd.	2,126,000	1,885
Polaris Securities Co. Ltd.	4,127,040	1,884
* HannStar Display Corp.	9,419,000	1,824
Yulon Motor Co. Ltd.	1,579,015	1,814
* Eva Airways Corp.	2,966,900	1,779
Taiwan Glass Industrial Corp.	1,841,526	1,777
Chicony Electronics Co. Ltd.	802,599	1,754
* Qisda Corp.	3,119,000	1,754
Yang Ming Marine Transport Corp.	2,575,776	1,664
Everlight Electronics Co. Ltd.	581,497	1,659
* Prime View International Co. Ltd.	1,136,000	1,645
Teco Electric and Machinery Co. Ltd.	3,383,000	1,622
Far Eastern Department Stores Co. Ltd.	1,655,210	1,615
U-Ming Marine Transport Corp.	844,000	1,597
Ruentex Development Co. Ltd.	922,000	1,574
* Nanya Technology Corp.	2,331,915	1,570
* Evergreen Marine Corp. Taiwan Ltd.	2,112,000	1,567
Nan Ya Printed Circuit Board Corp.	373,320	1,524
* Winbond Electronics Corp.	5,734,000	1,455
* Wan Hai Lines Ltd.	2,147,500	1,444
Tung Ho Steel Enterprise Corp.	1,601,842	1,401
Young Fast Optoelectronics Co. Ltd.	162,000	1,395
TSRC Corp.	959,000	1,394
* Tatung Co. Ltd.	7,631,000	1,386
* CMC Magnetics Corp.	5,163,000	1,379
* Taiwan Business Bank	4,658,000	1,374
Feng Hsin Iron & Steel Co.	914,000	1,304
Advantech Co. Ltd.	600,659	1,285
* Chunghwa Picture Tubes	19,319,000	1,258
Advanced Semiconductor Engineering Inc. ADR	329,685	1,249
Phison Electronics Corp.	238,510	1,239

Formosa Taffeta Co. Ltd.	1,620,000	1,234
Eternal Chemical Co. Ltd.	1,225,175	1,217
Cheng Uei Precision Industry Co. Ltd.	692,500	1,212
Pixart Imaging Inc.	201,719	1,134
Micro-Star International Co. Ltd.	1,945,517	1,081
Transcend Information Inc.	381,363	1,062
* Capital Securities Corp.	2,271,000	1,047
Farglory Land Development Co. Ltd.	525,000	1,041
Kinsus Interconnect Technology Corp.	488,000	1,023
Siliconware Precision Industries Co. ADR	201,575	984
Mitac International Corp.	2,318,995	947
Vanguard International Semiconductor Corp.	1,804,000	750
Formosa International Hotels Corp.	52,100	746
Chinese Gamer International Corp.	73,000	643
* Evergreen International Storage & Transport Corp.	798,000	620
Compal Communications Inc.	627,000	559
* Tatung Co. Ltd. GDR	92,281	337
		696,609
Thailand (0.4%)
PTT PCL (Foreign)	1,691,115	13,345
PTT Exploration & Production PCL (Foreign)	2,304,855	10,669
Siam Commercial Bank PCL (Foreign)	3,114,800	8,604
Bangkok Bank PCL (Foreign)	1,911,200	8,247
Kasikornbank PCL (Foreign)	2,373,100	7,668
Banpu PCL	310,590	6,018
Siam Cement PCL (Foreign)	608,400	5,328
Advanced Info Service PCL (Foreign)	1,785,900	5,175
Charoen Pokphand Foods PCL (Foreign)	6,093,800	4,558
CP ALL PCL (Foreign)	4,313,385	4,314
Bangkok Bank PCL (Local)	999,200	4,236
Kasikornbank PCL	1,014,800	3,149
Bank of Ayudhya PCL(Local)	3,662,779	2,345
IRPC PCL (Foreign)	19,034,700	2,292
PTT Chemical PCL (Foreign)	726,995	2,286
Thai Oil PCL (Foreign)	1,655,400	2,263
Krung Thai Bank PCL (Foreign)	5,553,510	2,241
BEC World PCL (Foreign)	1,753,405	1,635
PTT Aromatics & Refining PCL (Foreign)	2,068,100	1,497
Glow Energy PCL (Foreign)	1,063,945	1,329
Banpu PCL (Local)	16,700	324
PTT Exploration and Production PCL (Local)	64,900	300
PTT PCL	36,900	291
* CP ALL PCL (Local)	173,000	173
* Siam Commercial Bank PCL (Local)	59,200	164
* PTT Aromatics & Refining PCL	187,700	136
IRPC PCL	1,023,700	123
		98,710
Turkey (0.4%)
Turkiye Garanti Bankasi AS	4,286,985	22,180
Akbank TAS	2,427,233	13,436
Turkiye Is Bankasi	3,222,088	12,080
Turkcell Iletisim Hizmet AS	1,572,370	9,164
Haci Omer Sabanci Holding AS (Bearer)	1,269,689	5,897
Tupras Turkiye Petrol Rafine	255,199	5,806
* Yapi ve Kredi Bankasi AS	1,807,701	5,490
Anadolu Efes Biracilik Ve Malt Sanayii AS	410,679	5,176
Turkiye Halk Bankasi AS	635,269	5,145

BIM Birlesik Magazalar AS	156,550	4,805
Turkiye Vakiflar Bankasi Tao	1,509,805	4,083
KOC Holding AS	1,008,819	3,977
Turk Telekomunikasyon AS	1,058,363	3,966
* Turk Hava Yollari	819,340	2,369
Asya Katilim Bankasi AS	897,101	2,240
* Eregli Demir ve Celik Fabrikalari TAS	800,649	2,232
Enka Insaat ve Sanayi AS	571,318	2,103
Arcelik AS	341,698	1,686
Coca-Cola Icecek AS	140,110	1,462
Dogan Sirketler Grubu Holdings	1,698,196	1,225
		114,522
United Kingdom (16.1%)
HSBC Holdings PLC	34,999,750	355,920
Vodafone Group PLC	105,700,936	246,461
BP PLC	37,704,411	241,122
GlaxoSmithKline PLC	10,428,827	182,083
Rio Tinto PLC	2,909,996	150,609
Royal Dutch Shell PLC Class A	5,390,894	148,466
AstraZeneca PLC	2,917,552	146,285
Royal Dutch Shell PLC Class B	5,415,433	143,071
British American Tobacco PLC	4,010,957	137,996
BHP Billiton PLC	4,433,514	135,818
Barclays PLC	22,976,755	119,003
Standard Chartered PLC	4,068,546	117,547
BG Group PLC	6,780,872	108,745
* Anglo American PLC	2,644,622	104,571
Tesco PLC	16,039,825	98,362
Diageo PLC	5,028,868	87,273
* Lloyds Banking Group PLC	80,599,172	86,992
Unilever PLC	2,580,856	73,325
Xstrata PLC	4,135,011	65,776
Reckitt Benckiser Group PLC	1,230,700	60,342
Imperial Tobacco Group PLC	2,046,574	57,911
SABMiller PLC	1,906,153	57,874
National Grid PLC	6,954,927	55,711
Centrica PLC	10,311,075	49,146
Royal Dutch Shell PLC Class A	1,731,758	47,749
Prudential PLC	5,084,393	44,246
BT Group PLC	15,606,414	34,866
BAE Systems PLC	7,074,821	34,686
Tullow Oil PLC	1,780,504	34,392
Rolls-Royce Group PLC	3,732,540	33,969
Scottish & Southern Energy PLC	1,858,572	32,340
Compass Group PLC	3,758,948	31,253
Aviva PLC	5,565,877	31,168
WPP PLC	2,523,046	26,830
* Royal Bank of Scotland Group PLC	33,977,419	26,600
Shire PLC	1,128,917	25,822
British Sky Broadcasting Group PLC	2,290,136	25,548
Pearson PLC	1,630,023	25,342
Reed Elsevier PLC	2,434,652	21,095
* Cairn Energy PLC	2,811,122	20,591
Old Mutual PLC	10,757,862	20,394
Experian PLC	2,059,748	20,290
WM Morrison Supermarkets PLC	4,254,363	17,691
Marks & Spencer Group PLC	3,170,535	17,137

International Power PLC	3,051,596	17,110
Legal & General Group PLC	11,752,329	16,498
Randgold Resources Ltd.	181,468	16,295
Kingfisher PLC	4,758,562	16,073
Smith & Nephew PLC	1,777,759	15,469
Land Securities Group PLC	1,518,425	14,582
Standard Life PLC	4,497,556	14,266
Capita Group PLC	1,257,116	14,182
Smiths Group PLC	786,497	13,768
RSA Insurance Group PLC	6,857,102	13,711
ARM Holdings PLC	2,624,307	13,497
J Sainsbury PLC	2,408,714	12,992
* Wolseley PLC	572,490	12,913
Next PLC	377,123	12,712
United Utilities Group PLC	1,377,593	12,644
British Land Co. PLC	1,736,970	12,583
Aggreko PLC	519,989	12,501
Antofagasta PLC	791,109	12,256
Carnival PLC	338,043	12,209
Man Group PLC	3,461,931	11,794
G4S PLC	2,853,048	11,583
Associated British Foods PLC	719,096	11,582
Burberry Group PLC	869,448	11,483
Johnson Matthey PLC	432,068	11,459
* Autonomy Corp. PLC	436,538	11,264
^ Resolution Ltd.	2,920,276	10,907
Petrofac Ltd.	524,327	10,278
Inmarsat PLC	877,061	10,147
Sage Group PLC	2,652,848	9,943
Severn Trent PLC	478,494	9,829
Vedanta Resources PLC	246,651	9,443
Intercontinental Hotels Group PLC	525,062	9,101
AMEC PLC	663,197	9,081
Tomkins PLC	1,767,257	8,974
3i Group PLC	1,961,673	8,741
Admiral Group PLC	383,913	8,718
Cobham PLC	2,328,885	8,679
Hammerson PLC	1,403,774	8,555
Serco Group PLC	978,684	8,498
Rexam PLC	1,751,317	8,494
Kazakhmys PLC	434,139	8,272
Whitbread PLC	353,292	7,805
* Lonmin PLC	308,558	7,593
Eurasian Natural Resources Corp. PLC	520,876	7,401
Investec PLC	931,281	7,227
Bunzl PLC	655,598	7,098
Invensys PLC	1,635,968	6,857
ICAP PLC	1,079,708	6,785
Home Retail Group PLC	1,775,982	6,655
Segro PLC	1,484,160	6,515
Babcock International Group PLC	726,397	6,313
* ITV PLC	7,473,195	6,061
Fresnillo PLC	362,638	5,860
Firstgroup PLC	959,679	5,539
Cable & Wireless Worldwide PLC	5,213,562	5,461
Balfour Beatty PLC	1,365,416	5,333
Capital Shopping Centres Group PLC	943,242	5,070
Thomas Cook Group PLC	1,712,818	4,888

	Schroders PLC			225,964	4,562
*,^ British Airways PLC				1,157,011	3,981
	TUI Travel PLC			1,117,224	3,687
	London Stock Exchange Group PLC			300,941	3,055
					4,209,250
Total Common Stocks (Cost $24,151,017)					26,042,074
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
[3,4] Vanguard Market Liquidity Fund		0.297%		200,111,964	200,112

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes		0.341%	10/20/10	3,000	2,999
5	Federal Home Loan Bank	0.301%	11/19/10	1,500	1,499
5	Freddie Mac Discount Notes	0.235%	8/16/10	8,000	7,999
[5,6] Freddie Mac Discount Notes		0.321%	9/7/10	750	750
[5,6] Freddie Mac Discount Notes		0.321%	9/20/10	6,000	5,999
5	Freddie Mac Discount Notes	0.300%	11/1/10	5,000	4,998
[5,6] Freddie Mac Discount Notes		0.321%–0.331%	12/15/10	16,000	15,987
					40,231
Total Temporary Cash Investments (Cost $240,331)					240,343
Total Investments (100.5%) (Cost $24,391,348)					26,282,417
Other Assets and Liabilities-Net (-0.5%)[3]					(120,481)
Net Assets (100%)					26,161,936

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $187,496,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of this security represented 0.1% of net assets.
3 Includes $200,112,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $8,747,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Total International Stock Index Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Total International Stock Index Fund

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2010	1,465	52,391	1,866
FTSE 100 Index	September 2010	515	64,663	962
Topix Index	September 2010	275	26,878	(60)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
9/15/10	JPY	2,369,125	USD	27,349	768
9/22/10	EUR	38,782	USD	50,522	2,750
9/22/10	GBP	26,398	USD	41,331	2,265

EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At July 31, 2010, counterparties had deposited in segregated accounts cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,621,011	24,420,866	197
Temporary Cash Investments	200,112	40,231	—

Total International Stock Index Fund

Futures Contracts—Liabilities[1]	(876)	—	—
Forward Currency Contracts—Assets	—	5,783	—
Total	1,820,247	24,466,880	197
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2010:

Investments in
Common Stock
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	223
Change in Unrealized Appreciation (Depreciation)	(26)
Balance as of July 31, 2010	197

E. At July 31, 2010, the cost of investment securities for tax purposes was $24,439,857,000. Net unrealized appreciation of investment securities for tax purposes was $1,842,560,000, consisting of unrealized gains of $3,659,980,000 on securities that had risen in value since their purchase and $1,817,420,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (49.9%)
Vanguard Total Stock Market Index Fund Investor Shares	128,371,391	3,514,809

International Stock Fund (15.2%)
Vanguard Total International Stock Index Fund	76,358,553	1,068,256

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	78,991,599	1,750,454

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	65,295,273	698,006

Total Investment Companies (Cost $6,468,389)		7,031,525
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.297% (Cost $425)	424,766	425

Total Investments (99.9%) (Cost $6,468,814)		7,031,950
Other Assets and Liabilities-Net (0.1%)		5,853
Net Assets (100%)		7,037,803

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2010, the cost of investment securities for tax purposes was $6,468,814,000. Net unrealized appreciation of investment securities for tax purposes was $563,136,000, consisting of unrealized gains of $589,191,000 on securities that had risen in value since their purchase and $26,055,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (5.0%)
Vanguard Total Stock Market Index Fund Investor Shares	3,867,606	105,895

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	23,833,715	528,155

Bond Fund (49.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	98,204,725	1,049,809

Short-Term Bond Fund (19.8%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	38,472,134	415,884

Total Investment Companies (Cost $1,956,006)		2,099,743
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.297% (Cost $1,530)	1,530,179	1,530

Total Investments (99.9%) (Cost $1,957,536)		2,101,273
Other Assets and Liabilities-Net (0.1%)		1,948
Net Assets (100%)		2,103,221

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2010, the cost of investment securities for tax purposes was $1,957,536,000. Net unrealized appreciation of investment securities for tax purposes was $143,737,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (19.9%)
Vanguard Total Stock Market Index Fund Investor Shares	43,536,637	1,192,033

International Stock Fund (5.2%)
Vanguard Total International Stock Index Fund	22,037,500	308,305

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	67,338,692	1,492,225

Bond Fund (30.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	168,029,008	1,796,230

Short-Term Bond Fund (20.0%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	110,516,200	1,194,680

Total Investment Companies (Cost $5,524,398)		5,983,473
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.297% (Cost $405)	405,000	405

Total Investments (100.0%) (Cost $5,524,803)		5,983,878
Other Assets and Liabilities-Net (0.0%)		1,464
Net Assets (100%)		5,985,342

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2010, the cost of investment securities for tax purposes was $5,524,803,000. Net unrealized appreciation of investment securities for tax purposes was $459,075,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (34.9%)
Vanguard Total Stock Market Index Fund Investor Shares	99,183,268	2,715,638

International Stock Fund (10.1%)
Vanguard Total International Stock Index Fund	56,295,893	787,580

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	87,919,564	1,948,297

Bond Fund (29.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	217,661,407	2,326,800

Total Investment Companies (99.9%) (Cost $6,872,217)		7,778,315
Other Assets and Liabilities-Net (0.1%)		6,560
Net Assets (100%)		7,784,875

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2010, the cost of investment securities for tax purposes was $6,872,217,000. Net unrealized appreciation of investment securities for tax purposes was $906,098,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Australia (8.3%)
BHP Billiton Ltd.	3,289,933	119,425
Commonwealth Bank of Australia	1,504,054	71,755
Westpac Banking Corp.	2,917,781	63,450
Australia & New Zealand Banking Group Ltd.	2,483,164	51,957
National Australia Bank Ltd.	2,077,758	47,395
Woolworths Ltd.	1,215,296	28,363
Wesfarmers Ltd.	984,876	27,745
Rio Tinto Ltd.	427,012	27,407
Westfield Group	2,147,223	23,752
Woodside Petroleum Ltd.	533,371	20,136
CSL Ltd.	545,265	16,348
QBE Insurance Group Ltd.	1,004,003	15,175
Newcrest Mining Ltd.	473,082	14,060
Telstra Corp. Ltd.	4,274,963	12,459
Origin Energy Ltd.	862,116	12,053
Macquarie Group Ltd.	328,575	11,093
Foster's Group Ltd.	1,893,227	9,885
Santos Ltd.	816,198	9,843
AMP Ltd.	2,008,674	9,651
Suncorp-Metway Ltd.	1,246,018	9,449
Orica Ltd.	353,680	8,063
Stockland	2,334,279	8,019
Amcor Ltd.	1,195,296	7,108
Brambles Ltd.	1,381,767	6,760
Insurance Australia Group Ltd.	2,033,034	6,292
AGL Energy Ltd.	439,108	5,877
Coca-Cola Amatil Ltd.	548,873	5,697
Transurban Group	1,242,356	5,027
AXA Asia Pacific Holdings Ltd.	1,008,439	4,956
* Fortescue Metals Group Ltd.	1,210,853	4,716
Incitec Pivot Ltd.	1,584,117	4,672
GPT Group	1,737,151	4,503
ASX Ltd.	169,803	4,447
* Asciano Group	2,883,605	4,425
Wesfarmers Ltd. Price Protected Shares	148,974	4,207
Computershare Ltd.	438,065	4,014
WorleyParsons Ltd.	186,454	3,907
BlueScope Steel Ltd.	1,790,057	3,852
TABCORP Holdings Ltd.	598,870	3,714
OneSteel Ltd.	1,309,018	3,550
Cochlear Ltd.	55,483	3,547
Mirvac Group	2,943,759	3,539
Leighton Holdings Ltd.	132,042	3,529
Toll Holdings Ltd.	654,707	3,526
Lend Lease Group	527,374	3,480
Dexus Property Group	4,696,564	3,469
* OZ Minerals Ltd.	3,057,562	3,419
Sonic Healthcare Ltd.	363,623	3,394
Alumina Ltd.	2,404,554	3,387

	Goodman Group	6,077,229	3,385
	Crown Ltd.	445,879	3,218
	Metcash Ltd.	748,604	3,014
	Intoll Group	2,227,465	2,958
	CFS Retail Property Trust	1,727,356	2,940
^	Fairfax Media Ltd.	2,075,990	2,771
	Tatts Group Ltd.	1,244,445	2,759
	Boral Ltd.	695,154	2,670
	Sims Metal Management Ltd.	160,847	2,590
	Bendigo and Adelaide Bank Ltd.	343,104	2,547
*	James Hardie Industries SE	423,494	2,502
*	Qantas Airways Ltd.	1,091,782	2,447
*	Arrow Energy Ltd.	574,194	2,431
*	Paladin Energy Ltd.	665,634	2,325
	CSR Ltd.	1,480,086	2,308
	MAp Group	734,691	1,971
	Billabong International Ltd.	200,500	1,654
	Harvey Norman Holdings Ltd.	519,683	1,645
	Goodman Fielder Ltd.	1,359,945	1,642
	MacArthur Coal Ltd.	126,124	1,433
	Caltex Australia Ltd.	129,750	1,206
	Aristocrat Leisure Ltd.	386,836	1,189
	SP AusNet	1,311,966	948
	Energy Resources of Australia Ltd.	67,304	841
			789,891
Austria (0.3%)
	Erste Group Bank AG	184,945	7,402
	OMV AG	146,307	4,892
	Telekom Austria AG	325,340	4,185
	Voestalpine AG	108,381	3,465
*	IMMOFINANZ AG	970,413	3,190
	Verbund AG	74,401	2,640
^	Raiffeisen International Bank Holding AG	53,122	2,410
	Vienna Insurance Group	37,330	1,770
			29,954
Belgium (0.9%)
	Anheuser-Busch InBev NV	707,719	37,490
	Delhaize Group SA	98,754	7,291
*	KBC Groep NV	157,504	6,932
	Groupe Bruxelles Lambert SA	78,885	6,124
	Ageas	2,186,597	5,991
	Solvay SA Class A	57,910	5,667
	Belgacom SA	149,908	5,379
	Umicore	112,339	3,789
	Colruyt SA	14,863	3,661
	UCB SA	98,356	3,172
*,^ Dexia SA		543,480	2,658
	Mobistar SA	26,684	1,539
	Cie Nationale a Portefeuille	27,308	1,307
			91,000
Denmark (1.0%)
	Novo Nordisk A/S Class B	427,059	36,540
	AP Moller - Maersk A/S Class B	1,292	10,887
*	Danske Bank A/S	445,346	10,459
*	Vestas Wind Systems A/S	199,778	9,695
	Carlsberg A/S Class B	104,861	9,283
	Novozymes A/S	45,044	5,749

AP Moller - Maersk A/S	541	4,445
DSV A/S	204,125	3,640
Coloplast A/S Class B	22,300	2,315
*,^ William Demant Holding AS	23,412	1,714
Tryg AS	25,333	1,538
		96,265
Finland (1.0%)
Nokia Oyj	3,671,214	34,571
Fortum Oyj	435,623	10,121
Sampo Oyj	411,944	10,063
UPM-Kymmene Oyj	508,881	7,385
Kone Oyj Class B	150,929	6,888
Metso Oyj	124,994	4,928
Stora Enso Oyj	568,352	4,600
Wartsila Oyj	77,748	4,094
Nokian Renkaat Oyj	106,108	2,976
Elisa Oyj	131,094	2,600
Kesko Oyj Class B	65,519	2,541
Outokumpu Oyj	124,820	2,070
Neste Oil Oyj	126,068	1,860
Orion Oyj Class B	88,757	1,714
Pohjola Bank PLC	134,755	1,672
Rautaruukki Oyj	83,262	1,606
Sanoma Oyj	78,041	1,552
		101,241
France (10.0%)
Total SA	2,071,925	104,594
BNP Paribas	929,544	63,541
Sanofi-Aventis SA	1,034,002	60,109
GDF Suez	1,219,047	40,409
France Telecom SA	1,817,506	38,014
Societe Generale	616,455	35,404
Danone	570,828	31,998
Air Liquide SA	276,353	31,047
AXA SA	1,683,382	30,907
LVMH Moet Hennessy Louis Vuitton SA	240,357	29,290
Vivendi SA	1,204,432	28,889
Carrefour SA	587,149	26,994
Schneider Electric SA	231,734	26,672
ArcelorMittal	841,317	25,757
L'Oreal SA	234,728	24,602
Vinci SA	426,778	20,659
Unibail-Rodamco SE	89,436	17,632
Cie de St-Gobain	376,817	16,038
Pernod-Ricard SA	193,852	15,154
Cie Generale d'Optique Essilor International SA	201,002	12,572
Credit Agricole SA	910,379	12,426
Cie Generale des Etablissements Michelin Class B	144,674	11,010
EDF SA	253,891	10,788
Lafarge SA	196,725	10,712
Alstom SA	201,624	10,547
Vallourec SA	106,781	10,385
PPR	74,482	9,971
Bouygues SA	225,757	9,528
* European Aeronautic Defence and Space Co. NV	400,006	9,478
Veolia Environnement	338,598	8,988
Hermes International	51,714	8,864

* Renault SA	188,331	8,421
SES SA	293,306	7,243
Cap Gemini SA	143,056	6,801
* Alcatel-Lucent	2,266,438	6,769
Christian Dior SA	62,225	6,736
Technip SA	96,231	6,406
Sodexo	92,203	5,805
Publicis Groupe SA	125,717	5,669
STMicroelectronics NV	623,631	5,121
Suez Environnement Co.	265,428	4,938
Casino Guichard Perrachon SA	53,933	4,699
Accor SA	142,964	4,626
* Natixis	854,321	4,551
Safran SA	164,390	4,436
* Peugeot SA	148,996	4,418
Lagardere SCA	115,649	4,258
Legrand SA	128,851	4,194
Dassault Systemes SA	58,076	3,774
Eutelsat Communications	97,607	3,608
SCOR SE	163,315	3,582
Groupe Eurotunnel SA	467,738	3,438
CNP Assurances	145,444	3,003
Thales SA	87,484	2,954
Bureau Veritas SA	47,816	2,888
Klepierre	89,082	2,843
* Cie Generale de Geophysique-Veritas	141,766	2,737
* Edenred	144,676	2,545
Neopost SA	30,518	2,360
ICADE	22,891	2,176
Fonciere Des Regions	23,773	2,170
Aeroports de Paris	29,335	2,160
Imerys SA	36,901	2,142
Eiffage SA	40,170	2,025
* Air France-KLM	133,798	1,996
Societe BIC SA	25,844	1,923
* Atos Origin SA	44,638	1,916
Gecina SA	18,196	1,861
Societe Television Francaise 1	116,150	1,847
Eurazeo	28,140	1,791
* JC Decaux SA	64,364	1,651
Eramet	5,230	1,446
Iliad SA	16,118	1,419
Metropole Television SA	62,252	1,380
PagesJaunes Groupe	122,208	1,354
BioMerieux	11,778	1,196
Ipsen SA	29,527	981
		953,236
Germany (7.8%)
Siemens AG	806,571	78,899
E.ON AG	1,765,423	52,804
BASF SE	900,385	52,650
Allianz SE	444,960	51,673
Bayer AG	810,660	46,664
* Daimler AG	802,943	43,377
Deutsche Bank AG	608,633	42,499
SAP AG	841,326	38,436
Deutsche Telekom AG	2,779,032	37,359

RWE AG	410,400	28,986
Muenchener Rueckversicherungs AG	193,434	26,842
Linde AG	165,409	19,448
Volkswagen AG Prior Pfd.	166,725	17,664
Bayerische Motoren Werke AG	324,504	17,467
Deutsche Post AG	831,157	14,482
Deutsche Boerse AG	191,448	13,415
Adidas AG	205,276	11,135
Fresenius Medical Care AG & Co. KGaA	191,009	10,477
ThyssenKrupp AG	327,931	9,768
MAN SE	103,691	9,656
Henkel AG & Co. KGaA Prior Pfd.	174,625	8,673
K&S AG	140,525	7,482
* Infineon Technologies AG	1,063,381	7,196
Metro AG	126,870	7,047
HeidelbergCement AG	137,617	6,944
* Commerzbank AG	693,549	6,278
Beiersdorf AG	98,559	5,837
Merck KGaA	63,071	5,621
Fresenius SE Prior Pfd.	78,840	5,605
Henkel AG & Co. KGaA	127,141	5,274
* Daimler AG	81,276	4,395
Porsche Automobil Holding SE Prior Pfd.	85,666	4,357
* QIAGEN NV	227,771	4,236
GEA Group AG	163,017	3,700
* Deutsche Lufthansa AG	225,631	3,680
* Continental AG	48,669	3,106
Hochtief AG	44,969	2,918
Hannover Rueckversicherung AG	59,024	2,825
Salzgitter AG	40,954	2,743
* Deutsche Postbank AG	85,694	2,738
^ Volkswagen AG	28,829	2,734
RWE AG Prior Pfd.	38,299	2,490
Wacker Chemie AG	15,416	2,478
Fresenius SE	27,802	1,944
Bayerische Motoren Werke AG Prior Pfd.	51,810	1,901
Fraport AG Frankfurt Airport Services Worldwide	36,341	1,889
Celesio AG	75,279	1,759
Puma AG Rudolf Dassler Sport	5,147	1,508
United Internet AG	118,928	1,475
* TUI AG	133,987	1,415
Suedzucker AG	63,783	1,230
		745,179
Greece (0.3%)
* National Bank of Greece SA	572,758	8,364
Coca Cola Hellenic Bottling Co. SA	180,115	4,248
* Alpha Bank AE	493,962	3,754
OPAP SA	218,204	3,229
Bank of Cyprus Public Co. Ltd.	552,170	2,967
* EFG Eurobank Ergasias SA	318,206	2,450
* Piraeus Bank SA	332,298	2,198
Public Power Corp. SA	114,360	1,819
Hellenic Telecommunications Organization SA	193,887	1,581
Hellenic Telecommunications Organization SA ADR	97,592	399
* National Bank of Greece SA ADR	110,209	320
		31,329

Hong Kong (2.4%)
	Sun Hung Kai Properties Ltd.	1,383,553	20,357
	Hong Kong Exchanges and Clearing Ltd.	1,002,054	16,502
	Cheung Kong Holdings Ltd.	1,362,978	16,476
	CLP Holdings Ltd.	1,884,158	13,923
	Hutchison Whampoa Ltd.	2,087,491	13,812
	Hong Kong & China Gas Co. Ltd.	4,228,356	10,574
	Hang Seng Bank Ltd.	750,097	10,398
	Li & Fung Ltd.	2,226,769	10,247
	BOC Hong Kong Holdings Ltd.	3,627,808	9,328
	Swire Pacific Ltd.	755,273	9,193
	Hang Lung Properties Ltd.	2,032,478	8,494
	Hongkong Electric Holdings Ltd.	1,359,385	8,234
	Wharf Holdings Ltd.	1,349,111	7,391
	Esprit Holdings Ltd.	1,126,194	7,078
	Henderson Land Development Co. Ltd.	1,050,559	6,542
	Bank of East Asia Ltd.	1,479,378	5,820
	Link REIT	2,153,024	5,596
	MTR Corp.	1,403,097	4,934
	Hang Lung Group Ltd.	790,819	4,645
	New World Development Ltd.	2,498,601	4,474
	Kerry Properties Ltd.	704,273	3,556
	Sino Land Co. Ltd.	1,670,286	3,164
*	Sands China Ltd.	1,963,200	3,043
	Wheelock & Co. Ltd.	895,353	2,793
	Shangri-La Asia Ltd.	1,278,983	2,593
*,^ Wynn Macau Ltd.		1,514,800	2,589
	Cathay Pacific Airways Ltd.	1,160,280	2,587
	Yue Yuen Industrial Holdings Ltd.	723,183	2,353
	Hysan Development Co. Ltd.	626,624	1,951
	Wing Hang Bank Ltd.	174,616	1,888
	ASM Pacific Technology Ltd.	193,859	1,773
	Hopewell Holdings Ltd.	552,477	1,746
*	Orient Overseas International Ltd.	214,659	1,679
	Cheung Kong Infrastructure Holdings Ltd.	443,746	1,663
	NWS Holdings Ltd.	826,985	1,548
*,^ Foxconn International Holdings Ltd.		2,113,422	1,488
	Television Broadcasts Ltd.	283,375	1,315
	Lifestyle International Holdings Ltd.	585,456	1,220
	PCCW Ltd.	3,603,347	1,108
*	Mongolia Energy Co. Ltd.	2,925,781	1,106
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	200,711	31
			235,212
Ireland (0.3%)
	CRH PLC	683,404	14,248
	Kerry Group PLC Class A	136,545	4,342
*	Governor & Co. of the Bank of Ireland	3,332,341	3,627
*	Elan Corp. PLC	484,041	2,288
*	Ryanair Holdings PLC ADR	58,879	1,763
	WPP PLC ADR	19,480	1,039
*	Ryanair Holdings PLC	70,448	353
			27,660
Israel (0.8%)
	Teva Pharmaceutical Industries Ltd.	910,279	45,043
	Israel Chemicals Ltd.	435,955	5,370
*	Bank Leumi Le-Israel BM	1,149,572	4,879
*	Bank Hapoalim BM	977,620	3,946

Bezeq Israeli Telecommunication Corp. Ltd.	1,704,685	3,765
* NICE Systems Ltd.	60,658	1,741
* Israel Corp. Ltd.	2,278	1,706
Partner Communications Co. Ltd.	84,164	1,398
Cellcom Israel Ltd. (Registered)	49,139	1,351
Elbit Systems Ltd.	23,080	1,272
* Mizrahi Tefahot Bank Ltd.	123,042	1,013
* Israel Discount Bank Ltd. Class A	514,525	938
Delek Group Ltd.	3,792	881
Makhteshim-Agan Industries Ltd.	228,012	799
Discount Investment Corp.	24,376	462
Ormat Industries	56,604	430
		74,994
Italy (3.0%)
ENI SPA	2,552,195	52,154
UniCredit SPA	15,115,000	42,273
Enel SPA	6,452,756	31,635
Intesa Sanpaolo SPA (Registered)	7,543,854	24,899
Assicurazioni Generali SPA	1,143,378	22,984
Telecom Italia SPA (Registered)	9,191,979	11,699
Fiat SPA	749,630	9,601
Saipem SPA	259,512	9,323
Tenaris SA	462,877	9,245
Snam Rete Gas SPA	1,396,782	6,553
Unione di Banche Italiane SCPA	593,882	6,370
Telecom Italia SPA (Bearer)	5,897,511	6,129
Terna Rete Elettrica Nazionale SPA	1,269,505	5,277
Atlantia SPA	234,558	4,592
Mediaset SPA	698,440	4,489
Finmeccanica SPA	398,829	4,378
* Mediobanca SPA	464,033	4,164
Parmalat SPA	1,702,211	4,119
Banco Popolare SC	631,157	4,016
Prysmian SPA	176,260	2,979
Luxottica Group SPA	113,122	2,941
* Banca Monte dei Paschi di Siena SPA	2,168,082	2,845
Intesa Sanpaolo SPA (Bearer)	917,487	2,379
Banca Popolare di Milano Scarl	389,444	2,060
A2A SPA	1,090,199	1,635
Pirelli & C SPA	233,945	1,635
* Autogrill SPA	113,285	1,401
Exor SPA	63,803	1,273
Banca Carige SPA	562,953	1,265
Mediolanum SPA	214,126	944
		285,257
Japan (22.1%)
Toyota Motor Corp.	2,704,093	94,924
Mitsubishi UFJ Financial Group Inc.	12,482,836	61,840
Honda Motor Co. Ltd.	1,618,892	51,219
Canon Inc.	1,111,435	48,143
Sumitomo Mitsui Financial Group Inc.	1,316,952	40,587
Takeda Pharmaceutical Co. Ltd.	735,530	33,752
Tokyo Electric Power Co. Inc.	1,193,746	32,741
Mizuho Financial Group Inc.	19,659,036	31,868
Sony Corp.	984,835	30,811
Mitsubishi Corp.	1,330,539	28,716
Nintendo Co. Ltd.	97,359	27,179

Panasonic Corp.	1,922,752	25,407
NTT DoCoMo Inc.	15,072	23,945
Softbank Corp.	795,287	23,724
Fanuc Ltd.	187,961	22,189
Mitsui & Co. Ltd.	1,705,120	21,876
East Japan Railway Co.	333,056	21,405
Nippon Telegraph & Telephone Corp.	509,777	21,203
Toshiba Corp.	3,949,786	20,663
Shin-Etsu Chemical Co. Ltd.	402,719	20,010
Komatsu Ltd.	930,290	19,491
Nomura Holdings Inc.	3,463,763	19,478
Tokio Marine Holdings Inc.	709,912	19,409
* Nissan Motor Co. Ltd.	2,436,788	18,657
Hitachi Ltd.	4,429,044	18,381
Seven & I Holdings Co. Ltd.	755,361	18,030
Kansai Electric Power Co. Inc.	742,235	17,975
Nippon Steel Corp.	5,004,073	17,068
Mitsubishi Electric Corp.	1,895,104	16,486
Mitsubishi Estate Co. Ltd.	1,158,995	16,321
Chubu Electric Power Co. Inc.	648,867	16,065
Astellas Pharma Inc.	442,830	14,977
Kyocera Corp.	159,256	14,189
Japan Tobacco Inc.	4,407	14,183
FUJIFILM Holdings Corp.	453,372	14,118
JFE Holdings Inc.	451,074	13,950
KDDI Corp.	2,857	13,928
Denso Corp.	476,060	13,631
Fujitsu Ltd.	1,829,470	12,965
Kao Corp.	530,364	12,541
Daiichi Sankyo Co. Ltd.	661,132	12,289
Mitsui Fudosan Co. Ltd.	822,235	12,167
Central Japan Railway Co.	1,475	11,997
* JX Holdings Inc.	2,204,372	11,941
MS&AD Insurance Group Holdings	529,907	11,726
Sumitomo Corp.	1,104,549	11,723
ITOCHU Corp.	1,477,573	11,500
Tokyo Gas Co. Ltd.	2,521,767	11,435
Bridgestone Corp.	638,227	11,403
Mitsubishi Heavy Industries Ltd.	2,979,383	11,149
Dai-ichi Life Insurance Co. Ltd.	7,848	11,137
Kirin Holdings Co. Ltd.	821,787	10,951
Sharp Corp.	981,077	10,741
Hoya Corp.	426,529	10,124
Asahi Glass Co. Ltd.	990,376	10,086
Nidec Corp.	106,769	10,038
Murata Manufacturing Co. Ltd.	198,888	9,828
Secom Co. Ltd.	205,908	9,459
Keyence Corp.	40,721	9,362
Ricoh Co. Ltd.	657,506	9,081
Tohoku Electric Power Co. Inc.	419,095	9,035
Tokyo Electron Ltd.	168,345	9,029
Kubota Corp.	1,135,548	8,971
Marubeni Corp.	1,619,104	8,687
Terumo Corp.	165,353	8,685
Sumitomo Electric Industries Ltd.	739,309	8,623
Daikin Industries Ltd.	229,849	8,532
Eisai Co. Ltd.	246,905	8,417
Kyushu Electric Power Co. Inc.	371,749	8,403

* NKSJ Holdings Inc.	1,385,583	8,099
ORIX Corp.	102,529	8,050
Sumitomo Metal Industries Ltd.	3,295,577	7,959
Fast Retailing Co. Ltd.	52,079	7,829
Sumitomo Trust & Banking Co. Ltd.	1,393,939	7,714
Shiseido Co. Ltd.	341,332	7,616
Mitsui OSK Lines Ltd.	1,123,692	7,595
Toray Industries Inc.	1,411,568	7,558
TDK Corp.	120,516	7,262
Daiwa Securities Group Inc.	1,626,452	7,032
Osaka Gas Co. Ltd.	1,901,836	7,019
SMC Corp.	52,871	6,989
NEC Corp.	2,548,777	6,868
Sumitomo Metal Mining Co. Ltd.	512,878	6,821
Asahi Breweries Ltd.	378,589	6,701
Suzuki Motor Corp.	318,583	6,668
^ Sumitomo Chemical Co. Ltd.	1,537,823	6,659
Dai Nippon Printing Co. Ltd.	549,050	6,627
^ Resona Holdings Inc.	594,171	6,503
Asahi Kasei Corp.	1,235,011	6,451
Nippon Yusen KK	1,497,253	6,324
Sumitomo Realty & Development Co. Ltd.	350,152	6,295
Aeon Co. Ltd.	587,005	6,283
Ajinomoto Co. Inc.	651,525	6,160
West Japan Railway Co.	1,663	6,149
Mitsubishi Chemical Holdings Corp.	1,178,446	6,065
Rohm Co. Ltd.	95,920	6,045
Chugoku Electric Power Co. Inc.	290,296	6,012
Shionogi & Co. Ltd.	291,999	5,970
T&D Holdings Inc.	266,340	5,812
Olympus Corp.	212,377	5,695
Odakyu Electric Railway Co. Ltd.	613,085	5,594
Nitto Denko Corp.	161,379	5,583
Bank of Yokohama Ltd.	1,197,600	5,512
Nikon Corp.	313,558	5,461
Yahoo! Japan Corp.	14,208	5,449
Yamada Denki Co. Ltd.	80,347	5,423
Rakuten Inc.	7,052	5,399
^ Inpex Corp.	1,072	5,244
Aisin Seiki Co. Ltd.	187,324	5,213
Shikoku Electric Power Co. Inc.	174,411	5,139
Kobe Steel Ltd.	2,442,070	5,112
^ Kintetsu Corp.	1,587,012	5,110
Hankyu Hanshin Holdings Inc.	1,117,491	5,050
Sekisui House Ltd.	564,163	4,997
* Mitsubishi Motors Corp.	3,797,479	4,942
JS Group Corp.	244,469	4,926
Konica Minolta Holdings Inc.	469,032	4,913
Shizuoka Bank Ltd.	589,838	4,901
Yamato Holdings Co. Ltd.	389,386	4,827
Unicharm Corp.	40,472	4,805
Tokyu Corp.	1,110,150	4,775
Omron Corp.	198,245	4,768
Toyota Industries Corp.	174,765	4,700
Panasonic Electric Works Co. Ltd.	366,878	4,651
Daiwa House Industry Co. Ltd.	469,470	4,611
Tobu Railway Co. Ltd.	796,012	4,561
Chiba Bank Ltd.	743,380	4,536

Toppan Printing Co. Ltd.	551,236	4,536
NTT Data Corp.	1,232	4,482
Nippon Electric Glass Co. Ltd.	341,091	4,335
Nippon Building Fund Inc. Class A	507	4,315
Keihin Electric Express Railway Co. Ltd.	461,807	4,299
Japan Real Estate Investment Corp.	482	4,259
Kuraray Co. Ltd.	339,535	4,248
Daito Trust Construction Co. Ltd.	77,215	4,209
NGK Insulators Ltd.	248,556	4,193
Oriental Land Co. Ltd.	49,298	4,118
Dentsu Inc.	164,478	4,101
OJI Paper Co. Ltd.	839,400	4,051
Hokkaido Electric Power Co. Inc.	180,330	3,862
Chugai Pharmaceutical Co. Ltd.	220,576	3,860
Keio Corp.	569,915	3,831
Hokuriku Electric Power Co.	171,641	3,798
Ibiden Co. Ltd.	124,970	3,722
Mazda Motor Corp.	1,473,940	3,560
Electric Power Development Co. Ltd.	114,906	3,555
Isetan Mitsukoshi Holdings Ltd.	369,789	3,493
Chuo Mitsui Trust Holdings Inc.	980,404	3,471
Kawasaki Heavy Industries Ltd.	1,383,661	3,454
Ono Pharmaceutical Co. Ltd.	83,323	3,443
Isuzu Motors Ltd.	1,171,999	3,442
Nippon Express Co. Ltd.	837,288	3,395
Advantest Corp.	155,609	3,355
JGC Corp.	202,604	3,340
Shimano Inc.	65,580	3,324
* Yamaha Motor Co. Ltd.	249,579	3,225
Mitsubishi Tanabe Pharma Corp.	220,392	3,223
Hirose Electric Co. Ltd.	31,578	3,191
Toyota Tsusho Corp.	209,353	3,180
Fuji Heavy Industries Ltd.	578,655	3,179
Makita Corp.	110,439	3,176
Fukuoka Financial Group Inc.	763,182	3,173
Nitori Co. Ltd.	36,266	3,124
Sumitomo Heavy Industries Ltd.	531,726	3,111
Sony Financial Holdings Inc.	852	3,087
Kurita Water Industries Ltd.	111,382	3,081
JSR Corp.	176,549	3,079
NSK Ltd.	429,760	3,050
Benesse Holdings Inc.	68,228	3,015
Japan Steel Works Ltd.	311,200	3,007
* Mitsubishi Materials Corp.	1,104,195	2,937
Teijin Ltd.	911,519	2,896
MEIJI Holdings Co. Ltd.	67,222	2,885
Trend Micro Inc.	97,044	2,862
Sega Sammy Holdings Inc.	193,834	2,851
* Sanyo Electric Co. Ltd.	1,810,086	2,849
Sekisui Chemical Co. Ltd.	421,104	2,841
* Kawasaki Kisen Kaisha Ltd.	658,730	2,807
* All Nippon Airways Co. Ltd.	816,075	2,759
Furukawa Electric Co. Ltd.	619,843	2,756
Yakult Honsha Co. Ltd.	94,637	2,736
Showa Denko KK	1,382,024	2,731
Obayashi Corp.	634,738	2,703
Lawson Inc.	58,276	2,675
Bank of Kyoto Ltd.	315,812	2,631

*,^ Elpida Memory Inc.		174,751	2,625
	Kyowa Hakko Kirin Co. Ltd.	254,735	2,612
	SBI Holdings Inc.	19,603	2,601
	Nippon Paper Group Inc.	97,697	2,599
	Joyo Bank Ltd.	642,983	2,597
	Taisho Pharmaceutical Co. Ltd.	132,239	2,574
	Sankyo Co. Ltd.	52,580	2,571
	Hisamitsu Pharmaceutical Co. Inc.	65,555	2,548
	TonenGeneral Sekiyu KK	278,700	2,514
	Mitsui Chemicals Inc.	845,188	2,499
	Brother Industries Ltd.	229,369	2,458
	Stanley Electric Co. Ltd.	141,745	2,449
	Jupiter Telecommunications Co. Ltd.	2,376	2,435
	Santen Pharmaceutical Co. Ltd.	72,562	2,429
	Hachijuni Bank Ltd.	419,370	2,395
	Toyo Seikan Kaisha Ltd.	148,862	2,391
	Denki Kagaku Kogyo KK	472,357	2,379
^	GS Yuasa Corp.	365,002	2,356
	Nippon Meat Packers Inc.	178,574	2,343
	Ube Industries Ltd.	935,316	2,337
	THK Co. Ltd.	117,984	2,320
	IHI Corp.	1,297,805	2,281
	Nisshin Seifun Group Inc.	185,766	2,269
	Amada Co. Ltd.	347,602	2,266
	Suzuken Co. Ltd.	64,270	2,247
	Taiyo Nippon Sanso Corp.	255,807	2,233
	FamilyMart Co. Ltd.	62,078	2,218
	Nissin Foods Holdings Co. Ltd.	63,120	2,205
	Daihatsu Motor Co. Ltd.	186,861	2,198
	Shimizu Corp.	580,133	2,187
	Dena Co. Ltd.	77,915	2,171
	Hokuhoku Financial Group Inc.	1,228,317	2,170
*	Sumco Corp.	114,071	2,159
	J Front Retailing Co. Ltd.	473,287	2,136
	Mitsubishi Gas Chemical Co. Inc.	379,907	2,128
	Iyo Bank Ltd.	238,467	2,111
	Gunma Bank Ltd.	391,746	2,099
	Toho Gas Co. Ltd.	410,466	2,071
	Hitachi Chemical Co. Ltd.	102,943	2,044
	NTN Corp.	471,099	2,040
	NGK Spark Plug Co. Ltd.	156,719	2,019
	Mitsubishi UFJ Lease & Finance Co. Ltd.	57,471	2,017
	Taisei Corp.	1,006,361	2,009
	Takashimaya Co. Ltd.	258,991	2,007
	Japan Retail Fund Investment Corp. Class A	1,559	2,002
	Toyo Suisan Kaisha Ltd.	92,502	1,996
	Chugoku Bank Ltd.	171,351	1,994
	Oracle Corp. Japan	37,513	1,986
	Kajima Corp.	831,827	1,975
	Shimamura Co. Ltd.	21,823	1,975
	Nomura Research Institute Ltd.	99,420	1,973
	Nishi-Nippon City Bank Ltd.	671,619	1,951
	Sojitz Corp.	1,229,722	1,950
	Hitachi Construction Machinery Co. Ltd.	94,940	1,929
	Yamaguchi Financial Group Inc.	206,421	1,928
	Hiroshima Bank Ltd.	490,445	1,927
	Kamigumi Co. Ltd.	241,452	1,893
	Shimadzu Corp.	245,846	1,880

Daicel Chemical Industries Ltd.	265,860	1,879
Sysmex Corp.	32,500	1,865
Rinnai Corp.	34,664	1,857
TOTO Ltd.	272,262	1,857
Credit Saison Co. Ltd.	146,240	1,854
Minebea Co. Ltd.	332,984	1,840
Hitachi Metals Ltd.	161,989	1,839
Suruga Bank Ltd.	202,578	1,822
Kansai Paint Co. Ltd.	214,336	1,820
JTEKT Corp.	186,906	1,809
Kaneka Corp.	290,400	1,793
77 Bank Ltd.	335,576	1,779
Alfresa Holdings Corp.	38,521	1,776
Aeon Mall Co. Ltd.	80,480	1,763
Tsumura & Co.	58,587	1,760
Ushio Inc.	103,125	1,749
Yamaha Corp.	153,474	1,701
Toho Co. Ltd.	102,126	1,688
Yaskawa Electric Corp.	224,507	1,688
MediPal Holdings Corp.	144,753	1,677
USS Co. Ltd.	22,369	1,676
Seiko Epson Corp.	127,606	1,672
NOK Corp.	102,058	1,668
Casio Computer Co. Ltd.	229,978	1,651
Namco Bandai Holdings Inc.	184,436	1,649
Kikkoman Corp.	155,463	1,643
Keisei Electric Railway Co. Ltd.	272,050	1,640
Sumitomo Rubber Industries Ltd.	165,855	1,639
Nissan Chemical Industries Ltd.	136,160	1,615
Idemitsu Kosan Co. Ltd.	21,526	1,603
Tokyu Land Corp.	441,460	1,603
Toyoda Gosei Co. Ltd.	64,225	1,603
Tokuyama Corp.	310,718	1,556
Mitsui Mining & Smelting Co. Ltd.	567,777	1,552
Marui Group Co. Ltd.	220,413	1,546
Nippon Sheet Glass Co. Ltd.	628,304	1,544
Fuji Electric Holdings Co. Ltd.	553,073	1,537
Air Water Inc.	141,142	1,534
Yamazaki Baking Co. Ltd.	119,887	1,520
Sapporo Hokuyo Holdings Inc.	315,895	1,496
McDonald's Holdings Co. Japan Ltd.	65,601	1,466
Japan Prime Realty Investment Corp.	650	1,466
Asics Corp.	148,367	1,461
Citizen Holdings Co. Ltd.	241,973	1,451
Mitsui Engineering & Shipbuilding Co. Ltd.	697,648	1,450
UNY Co. Ltd.	186,300	1,438
Nomura Real Estate Office Fund Inc. Class A	271	1,430
Konami Corp.	90,074	1,387
Cosmo Oil Co. Ltd.	582,594	1,387
Koito Manufacturing Co. Ltd.	94,800	1,380
Showa Shell Sekiyu KK	184,115	1,355
Tosoh Corp.	499,848	1,335
NHK Spring Co. Ltd.	144,731	1,329
Daido Steel Co. Ltd.	277,294	1,324
Mabuchi Motor Co. Ltd.	26,167	1,314
Nisshinbo Holdings Inc.	126,834	1,311
Mitsumi Electric Co. Ltd.	78,434	1,309
Dowa Holdings Co. Ltd.	247,155	1,298

Mitsubishi Logistics Corp.	112,534	1,292
Mizuho Securities Co. Ltd.	565,851	1,284
Hitachi High-Technologies Corp.	66,842	1,278
Obic Co. Ltd.	6,754	1,275
* Mizuho Trust & Banking Co. Ltd.	1,505,498	1,268
Yokogawa Electric Corp.	212,883	1,256
Tokyo Tatemono Co. Ltd.	380,268	1,237
Sapporo Holdings Ltd.	252,883	1,215
Kinden Corp.	131,808	1,188
Square Enix Holdings Co. Ltd.	61,625	1,185
Hakuhodo DY Holdings Inc.	23,303	1,182
Tokyo Steel Manufacturing Co. Ltd.	97,599	1,166
Dainippon Sumitomo Pharma Co. Ltd.	153,653	1,151
Nisshin Steel Co. Ltd.	685,099	1,149
Nomura Real Estate Holdings Inc.	92,085	1,132
Taiheiyo Cement Corp.	829,424	1,124
Chiyoda Corp.	156,000	1,121
Seven Bank Ltd.	608	1,118
Hino Motors Ltd.	254,344	1,117
Japan Petroleum Exploration Co.	28,344	1,115
Yamato Kogyo Co. Ltd.	43,148	1,049
Otsuka Corp.	15,732	1,024
Itochu Techno-Solutions Corp.	27,973	1,021
Toyota Boshoku Corp.	62,815	992
Coca-Cola West Co. Ltd.	53,129	962
Maruichi Steel Tube Ltd.	47,120	939
NTT Urban Development Corp.	1,157	938
^ Senshu Ikeda Holdings Inc.	625,828	916
Shinko Electric Industries Co. Ltd.	65,187	861
Ito En Ltd.	52,446	823
^ Shinsei Bank Ltd.	885,154	814
Canon Marketing Japan Inc.	57,710	784
ABC-Mart Inc.	24,064	781
Aeon Credit Service Co. Ltd.	75,487	755
Jafco Co. Ltd.	30,039	709
^ Nissha Printing Co. Ltd.	25,672	695
Matsui Securities Co. Ltd.	117,602	694
Fuji Media Holdings Inc.	470	681
Acom Co. Ltd.	38,182	662
Aozora Bank Ltd.	472,486	626
		2,106,376
Netherlands (2.7%)
Unilever NV	1,596,903	46,969
* ING Groep NV	3,755,184	36,012
Koninklijke Philips Electronics NV	953,269	29,634
Koninklijke KPN NV	1,598,499	22,213
Koninklijke Ahold NV	1,167,092	14,987
Akzo Nobel NV	227,459	13,386
ASML Holding NV	414,984	13,319
Heineken NV	240,405	10,881
TNT NV	363,923	10,848
* Aegon NV	1,530,390	9,192
Reed Elsevier NV	673,548	8,721
Koninklijke DSM NV	150,923	7,156
Wolters Kluwer NV	286,374	5,780
* Randstad Holding NV	107,542	4,829
Heineken Holding NV	107,828	4,228

	Fugro NV	65,980	3,485
	Corio NV	56,838	3,336
	Koninklijke Vopak NV	69,550	2,826
	Koninklijke Boskalis Westminster NV	67,218	2,776
	SBM Offshore NV	161,242	2,546
	Delta Lloyd NV	73,760	1,420
	ASML Holding NV ADR	8,519	274
*	Aegon NV	860	5
			254,823
New Zealand (0.1%)
	Fletcher Building Ltd.	597,272	3,299
	Telecom Corp. of New Zealand Ltd.	1,842,632	2,658
	Auckland International Airport Ltd.	876,183	1,260
	Sky City Entertainment Group Ltd.	563,704	1,241
	Contact Energy Ltd.	296,913	1,230
			9,688
Norway (0.8%)
	Statoil ASA	1,095,263	22,152
	Telenor ASA	813,757	12,524
	DnB NOR ASA	959,068	11,868
	Yara International ASA	185,395	6,961
	Seadrill Ltd.	275,350	6,366
	Orkla ASA	754,406	6,244
^	Norsk Hydro ASA	870,437	4,668
	Aker Solutions ASA	161,060	2,084
*,^ Renewable Energy Corp. ASA		485,640	1,332
			74,199
Portugal (0.3%)
	Portugal Telecom SGPS SA	569,489	6,266
	EDP - Energias de Portugal SA	1,710,595	5,625
	Galp Energia SGPS SA Class B	227,982	3,728
	Banco Espirito Santo SA	515,873	2,467
	Jeronimo Martins SGPS SA	217,768	2,379
^	Banco Comercial Portugues SA	2,752,802	2,376
*	EDP Renovaveis SA	216,658	1,294
	Cimpor Cimentos de Portugal SGPS SA	192,932	1,172
	Brisa Auto-Estradas de Portugal SA	174,601	1,139
			26,446
Singapore (1.7%)
	Singapore Telecommunications Ltd.	7,808,744	17,948
	DBS Group Holdings Ltd.	1,679,014	17,820
	United Overseas Bank Ltd.	1,196,172	17,499
	Oversea-Chinese Banking Corp. Ltd.	2,385,085	15,872
	Keppel Corp. Ltd.	1,251,377	8,610
	CapitaLand Ltd.	2,495,314	7,283
	Singapore Airlines Ltd.	523,720	6,026
	Wilmar International Ltd.	1,251,824	5,783
*	Genting Singapore PLC	5,912,278	5,538
	City Developments Ltd.	533,861	4,761
	Singapore Exchange Ltd.	843,263	4,760
	Singapore Press Holdings Ltd.	1,481,749	4,507
	Fraser and Neave Ltd.	962,729	3,894
	Singapore Technologies Engineering Ltd.	1,625,716	3,881
	Noble Group Ltd.	2,902,800	3,534
	CapitaMall Trust	2,173,404	3,058
	SembCorp Industries Ltd.	959,023	2,982

	Golden Agri-Resources Ltd.	6,542,260	2,773
	Jardine Cycle & Carriage Ltd.	104,899	2,766
^	Olam International Ltd.	1,177,974	2,441
	SembCorp Marine Ltd.	814,386	2,402
	Ascendas Real Estate Investment Trust	1,475,174	2,304
	ComfortDelgro Corp. Ltd.	1,858,863	2,193
	CapitaMalls Asia Ltd.	1,340,000	2,104
	Keppel Land Ltd.	699,000	2,083
	Yangzijiang Shipbuilding Holdings Ltd.	1,446,000	1,545
	UOL Group Ltd.	467,201	1,360
*,^ Neptune Orient Lines Ltd.		888,562	1,344
^	Cosco Corp. Singapore Ltd.	978,993	1,184
	StarHub Ltd.	590,055	1,025
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	296,075	24
			159,304
Spain (3.8%)
	Banco Santander SA	8,068,697	104,821
	Telefonica SA	3,961,579	89,712
	Banco Bilbao Vizcaya Argentaria SA	3,490,436	46,807
	Iberdrola SA	3,859,952	27,160
	Repsol YPF SA	717,733	16,923
	Inditex SA	213,557	14,127
^	ACS Actividades de Construccion y Servicios SA	138,381	5,996
	Banco Popular Espanol SA	846,356	5,592
^	Banco de Sabadell SA	938,372	5,328
	Abertis Infraestructuras SA	291,332	4,917
	Red Electrica Corp. SA	106,645	4,662
	Criteria Caixacorp SA	828,489	4,042
	Ferrovial SA	433,944	3,798
	Gas Natural SDG SA	227,083	3,792
	Enagas	175,232	3,229
	Iberdrola Renovables SA	826,560	2,889
	Mapfre SA	741,301	2,438
	Acciona SA	24,986	2,200
^	Zardoya Otis SA	137,659	2,147
^	Bankinter SA	278,886	2,085
	Acerinox SA	98,231	1,684
*	Gamesa Corp. Tecnologica SA	191,238	1,667
*	Iberia Lineas Aereas de Espana SA	463,384	1,573
^	Grifols SA	136,552	1,521
	Telefonica SA ADR	21,689	1,484
	Indra Sistemas SA	89,163	1,454
^	Banco de Valencia SA	212,487	1,275
	Gestevision Telecinco SA	94,932	1,088
^	Fomento de Construcciones y Contratas SA	37,517	974
			365,385
Sweden (3.0%)
	Telefonaktiebolaget LM Ericsson Class B	2,952,299	32,576
	Nordea Bank AB	3,166,344	31,601
	Hennes & Mauritz AB Class B	1,002,341	31,596
	TeliaSonera AB	2,199,370	15,903
	Svenska Handelsbanken AB Class A	480,534	13,770
*	Volvo AB Class B	1,068,402	13,315
	Sandvik AB	990,147	12,796
	Atlas Copco AB Class A	658,865	10,776
	Skandinaviska Enskilda Banken AB Class A	1,382,473	9,489
	Investor AB Class B	446,213	8,406

	Svenska Cellulosa AB Class B	560,162	8,080
*	Swedbank AB Class A	690,216	7,878
	SKF AB	381,497	7,279
	Millicom International Cellular SA	74,411	6,891
	Assa Abloy AB Class B	305,383	6,751
	Skanska AB Class B	390,299	6,601
	Scania AB Class B	313,277	5,774
	Atlas Copco AB Class B	381,933	5,697
	Swedish Match AB	233,258	5,506
	Tele2 AB	306,923	5,444
	Electrolux AB Class B	234,584	5,235
	Alfa Laval AB	330,062	5,113
	Getinge AB	195,856	4,337
	Kinnevik Investment AB Class B	213,907	4,016
	Boliden AB	269,518	3,204
	Modern Times Group AB Class B	49,771	3,121
	Securitas AB Class B	305,951	3,106
	Ratos AB	99,276	2,834
	Husqvarna AB	398,191	2,812
	SSAB AB Class A	176,524	2,556
	Holmen AB	52,680	1,383
	SSAB AB Class B	81,023	1,042
			284,888
Switzerland (7.7%)
	Nestle SA	3,399,146	168,009
	Novartis AG	2,068,512	100,557
	Roche Holding AG	688,719	89,551
*	UBS AG	3,542,708	60,138
	Credit Suisse Group AG	1,103,237	50,007
	ABB Ltd.	2,163,622	43,674
	Zurich Financial Services AG	144,554	33,736
	Syngenta AG	92,788	20,493
	Cie Financiere Richemont SA	511,732	19,979
	Holcim Ltd.	240,315	16,049
	Swiss Reinsurance Co. Ltd.	344,906	15,883
	Swatch Group AG (Bearer)	30,238	9,370
	Swisscom AG	22,843	8,555
	SGS SA	5,365	7,538
	Julius Baer Group Ltd.	202,185	7,070
	Givaudan SA	7,484	6,903
	Synthes Inc.	58,065	6,683
	Geberit AG	38,315	6,266
	Adecco SA	120,321	6,135
	Kuehne & Nagel International AG	52,818	5,666
	Sonova Holding AG	45,195	5,484
	Schindler Holding AG (Bearer)	47,594	4,268
*	Actelion Ltd.	99,905	4,042
	Baloise Holding AG	49,272	3,948
	Sika AG	2,014	3,793
	Lonza Group AG	44,798	3,484
	Swiss Life Holding AG	30,062	3,159
*,^ Logitech International SA		178,316	2,805
	Lindt & Spruengli AG	110	2,693
	Swatch Group AG (Registered)	42,540	2,392
	GAM Holding Ltd.	202,513	2,343
	Nobel Biocare Holding AG	121,645	2,049
	Aryzta AG	50,154	2,049

Lindt & Spruengli AG	848	1,910
Schindler Holding AG	20,982	1,843
Pargesa Holding SA	26,630	1,830
Straumann Holding AG	7,600	1,666
Aryzta AG	29,041	1,188
* UBS AG	24,848	422
		733,630
United Kingdom (21.5%)
HSBC Holdings PLC	17,079,459	173,684
BP PLC	18,399,346	117,665
Vodafone Group PLC	49,023,286	114,307
GlaxoSmithKline PLC	5,089,168	88,855
Rio Tinto PLC	1,420,055	73,496
AstraZeneca PLC	1,423,743	71,386
Royal Dutch Shell PLC Class B	2,642,688	69,818
British American Tobacco PLC	1,957,316	67,341
BHP Billiton PLC	2,163,522	66,278
Barclays PLC	11,212,514	58,073
Standard Chartered PLC	1,985,425	57,362
BG Group PLC	3,309,024	53,067
* Anglo American PLC	1,290,562	51,030
Royal Dutch Shell PLC Class A	1,824,358	50,302
Tesco PLC	7,827,747	48,002
Royal Dutch Shell PLC Class A	1,651,426	45,481
Diageo PLC	2,455,112	42,607
* Lloyds Banking Group PLC	39,358,365	42,480
Unilever PLC	1,258,185	35,747
Xstrata PLC	2,016,802	32,082
Reckitt Benckiser Group PLC	600,264	29,432
Imperial Tobacco Group PLC	997,993	28,240
SABMiller PLC	929,733	28,228
National Grid PLC	3,392,484	27,175
Centrica PLC	5,027,896	23,965
Prudential PLC	2,483,575	21,613
BT Group PLC	7,595,178	16,968
BAE Systems PLC	3,457,103	16,949
Tullow Oil PLC	866,596	16,739
Rolls-Royce Group PLC	1,816,763	16,534
Scottish & Southern Energy PLC	904,259	15,734
Compass Group PLC	1,830,339	15,218
Aviva PLC	2,717,501	15,218
* Royal Bank of Scotland Group PLC	16,593,006	12,990
Shire PLC	551,444	12,613
British Sky Broadcasting Group PLC	1,118,275	12,475
Pearson PLC	796,215	12,379
WPP PLC	1,133,835	12,057
Reed Elsevier PLC	1,189,774	10,309
Old Mutual PLC	5,321,272	10,088
* Cairn Energy PLC	1,370,547	10,039
Experian PLC	1,006,315	9,913
WM Morrison Supermarkets PLC	2,078,626	8,644
Marks & Spencer Group PLC	1,549,987	8,378
International Power PLC	1,491,559	8,363
Legal & General Group PLC	5,742,066	8,061
Randgold Resources Ltd.	88,225	7,922
Kingfisher PLC	2,312,827	7,812
Smith & Nephew PLC	868,999	7,561

	Land Securities Group PLC	742,482	7,130
	Standard Life PLC	2,187,841	6,940
	Capita Group PLC	609,575	6,877
	RSA Insurance Group PLC	3,348,094	6,695
	Smiths Group PLC	381,710	6,682
	ARM Holdings PLC	1,283,912	6,603
	J Sainsbury PLC	1,178,007	6,354
*	Wolseley PLC	277,505	6,259
	Next PLC	184,512	6,219
	British Land Co. PLC	848,786	6,149
	United Utilities Group PLC	667,023	6,122
	Aggreko PLC	254,394	6,116
	Vodafone Group PLC ADR	255,762	6,005
	Antofagasta PLC	385,447	5,971
	Carnival PLC	163,772	5,915
	Man Group PLC	1,673,570	5,702
	Associated British Foods PLC	348,615	5,615
	Johnson Matthey PLC	211,566	5,611
	Burberry Group PLC	424,553	5,607
	G4S PLC	1,378,957	5,598
*	Autonomy Corp. PLC	213,427	5,507
^	Resolution Ltd.	1,418,871	5,299
	Petrofac Ltd.	255,465	5,008
	Inmarsat PLC	430,245	4,977
	Sage Group PLC	1,295,006	4,854
	Severn Trent PLC	231,168	4,748
	Vedanta Resources PLC	119,489	4,574
	AMEC PLC	324,860	4,448
	Admiral Group PLC	195,703	4,444
	Tomkins PLC	869,593	4,416
	Intercontinental Hotels Group PLC	253,368	4,392
	3i Group PLC	950,251	4,234
	Serco Group PLC	483,876	4,202
	Hammerson PLC	688,548	4,196
	Cobham PLC	1,123,927	4,188
	Rexam PLC	858,541	4,164
	Kazakhmys PLC	210,973	4,020
	Whitbread PLC	172,359	3,808
*	Lonmin PLC	152,231	3,746
	Eurasian Natural Resources Corp. PLC	252,640	3,590
	Bunzl PLC	323,657	3,504
	Investec PLC	451,298	3,502
	ICAP PLC	548,691	3,448
	Invensys PLC	795,280	3,333
	Home Retail Group PLC	864,624	3,240
	Segro PLC	717,736	3,151
	Babcock International Group PLC	355,184	3,087
*	ITV PLC	3,647,869	2,959
	Fresnillo PLC	176,677	2,855
	Firstgroup PLC	470,453	2,715
	Cable & Wireless Worldwide PLC	2,540,342	2,661
	Balfour Beatty PLC	669,792	2,616
	Capital Shopping Centres Group PLC	455,215	2,447
	Thomas Cook Group PLC	841,596	2,402
	Schroders PLC	109,190	2,204
*,^ British Airways PLC		569,024	1,958
	TUI Travel PLC	551,798	1,821

London Stock Exchange Group PLC			145,808	1,480
				2,053,048
Total Common Stocks (Cost $8,614,496)				9,529,005
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.297%		60,190,524	60,191

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.300%	10/27/10	750	750
4 Federal Home Loan Bank	0.300%	11/19/10	3,000	2,998
[4,5] Freddie Mac Discount Notes	0.230%	10/12/10	2,000	1,999
4 Freddie Mac Discount Notes	0.321%	12/15/10	3,000	2,998
				8,745
Total Temporary Cash Investments (Cost $68,933)				68,936
Total Investments (100.5%) (Cost $8,683,429)				9,597,941
Other Assets and Liabilities-Net (-0.5%)[3]				(52,058)
Net Assets (100%)				9,545,883

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $56,459,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $60,191,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,749,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

Developed Markets Index Fund

maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Developed Markets Index Fund

				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2010	198	7,081	318
FTSE 100 Index	September 2010	61	5,011	208
Topix Index	September 2010	47	4,594	12
S&P ASX 200 Index	September 2010	26	2,626	84

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
9/22/10	EUR	5,030	USD	6,552	246
9/22/10	GPB	3,064	USD	4,798	136
9/22/10	AUD	2,823	USD	2,539	113
9/15/10	JPY	396,449	USD	4,577	51

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Developed Markets Index Fund

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,107	9,512,898	—
Temporary Cash Investments	60,191	8,745	—
Futures Contracts—Liabilities[1]	(123)	—	—
Forward Currency Contracts—Assets	—	547	—
Forward Currency Contracts—Liabilities	—	(1)	—
Total	76,175	9,522,189	—
1 Represents variation margin on the last day of the reporting period.

E. At July 31, 2010, the cost of investment securities for tax purposes was $8,700,728,000. Net unrealized appreciation of investment securities for tax purposes was $897,213,000, consisting of unrealized gains of $1,220,840,000 on securities that had risen in value since their purchase and $323,627,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 23, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.